UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-649

Fidelity Puritan Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Series Intrinsic Opportunities Fund

October 31, 2016

O2T-QTLY-1216
1.951017.103

Investments October 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.3%
	Shares	Value
CONSUMER DISCRETIONARY - 25.3%
Auto Components - 4.0%
Adient PLC (a)(b)	50,000	$2,275,500
Cooper Tire & Rubber Co.	300,000	11,025,000
Exedy Corp.	15,000	427,815
G-Tekt Corp. (c)	2,500,000	47,511,204
Gentex Corp.	490,000	8,285,900
Harada Industries Co. Ltd.	200,000	465,338
Hu Lane Associate, Inc.	50,000	221,228
Hyundai Mobis	545,000	130,561,178
IJT Technology Holdings Co. Ltd.	1,100,000	4,353,008
INFAC Corp.	362,529	2,101,470
Piolax, Inc.	308,000	19,560,217
Seoyon Co. Ltd.	314,275	3,050,000
Seoyon E-Hwa Co., Ltd.	685,725	9,112,983
TBK Co. Ltd. (c)	1,800,000	7,466,387
TPR Co. Ltd.	700,000	20,258,415
Yorozu Corp. (c)	1,680,000	26,448,746
		293,124,389
Automobiles - 0.2%
Audi AG	21,500	14,727,414
Harley-Davidson, Inc.	5,000	285,100
		15,012,514
Distributors - 0.5%
Chori Co. Ltd. (c)	1,434,500	22,761,591
Doshisha Co. Ltd.	375,000	7,766,759
Nakayamafuku Co. Ltd.	150,000	1,109,946
SPK Corp.	5,000	103,414
Yagi & Co. Ltd.	350,000	4,749,213
		36,490,923
Diversified Consumer Services - 0.6%
Asante, Inc.	65,000	986,126
Heian Ceremony Service Co. Ltd. (d)	300,000	2,154,096
MegaStudy Co. Ltd.	362,315	10,247,728
MegaStudyEdu Co. Ltd. (c)	209,684	8,671,484
Step Co. Ltd.	217,000	2,588,605
Strayer Education, Inc. (a)	10,000	586,600
Tsukada Global Holdings, Inc.	1,050,000	7,228,950
Weight Watchers International, Inc. (a)(d)	1,150,000	11,822,000
		44,285,589
Hotels, Restaurants & Leisure - 0.7%
Flight Centre Travel Group Ltd.	125,000	3,220,614
Hiday Hidaka Corp.	203,400	5,079,666
Hiramatsu, Inc.	25,000	146,133
Hub Co. Ltd.	4,400	72,543
Koshidaka Holdings Co. Ltd.	300,000	4,886,049
Kura Corp. Ltd.	100,000	5,044,341
Ohsho Food Service Corp.	350,000	13,500,048
St. Marc Holdings Co. Ltd.	50,000	1,405,073
The Restaurant Group PLC	4,235,000	19,464,568
		52,819,035
Household Durables - 1.2%
Ace Bed Co. Ltd.	41,029	5,488,446
Emak SpA	240,063	213,459
FJ Next Co. Ltd. (d)	1,100,000	6,545,247
Fuji Corp. Ltd.	50,000	335,177
Helen of Troy Ltd. (a)	675,000	55,012,500
Q.E.P. Co., Inc. (a)	34,998	635,214
SABAF SpA	400,000	3,923,359
Sanei Architecture Planning Co. Ltd.	660,000	11,731,096
Sanyo Housing Nagoya Co. Ltd.	700,000	6,127,587
		90,012,085
Internet & Direct Marketing Retail - 0.0%
Trade Maine Group Ltd.	50,000	173,769
Webjet Ltd.	200,000	1,664,412
		1,838,181
Leisure Products - 0.3%
Accell Group NV	700,244	17,526,197
Polaris Industries, Inc.	25,000	1,915,250
		19,441,447
Media - 0.9%
Corus Entertainment, Inc. Class B (non-vtg.) (d)	400,000	3,301,275
Daiichikosho Co. Ltd.	5,000	217,650
Gendai Agency, Inc. (c)	850,000	4,263,374
Hyundai HCN	1,652,187	5,344,756
Ipsos SA	10,000	326,581
ITE Group PLC	202,135	355,657
Liberty Global PLC LiLAC Class A (a)	6,871	189,914
Pico Far East Holdings Ltd.	8,000,000	2,434,386
Proto Corp.	125,000	1,418,423
SMG PLC	10,000	50,184
Starz Series A (a)	700,000	22,022,000
Television Broadcasts Ltd.	2,000,000	7,246,424
Tribune Publishing Co.	6,250	75,188
Viacom, Inc.:
Class A	250,000	10,575,000
Class B (non-vtg.)	50,000	1,878,000
WOWOW INC.	100,000	2,865,452
		62,564,264
Multiline Retail - 0.8%
Grazziotin SA (a)	126,500	693,531
Gwangju Shinsegae Co. Ltd. (c)	97,372	21,368,538
Hanwha Galleria Timeworld Co. Ltd.	60,000	2,064,253
Lifestyle China Group Ltd. (a)	12,500,000	3,513,613
Lifestyle International Holdings Ltd.	12,500,000	16,762,190
Macy's, Inc.	5,000	182,450
Treasure Factory Co. Ltd. (c)(d)	875,000	6,891,866
Watts Co. Ltd.	448,800	4,720,381
		56,196,822
Specialty Retail - 13.6%
Arc Land Sakamoto Co. Ltd.	500,000	5,969,295
AT-Group Co. Ltd.	500,000	10,965,958
Beacon Lighting Group Ltd.	25,000	32,235
Bed Bath & Beyond, Inc.	2,650,000	107,113,000
Best Buy Co., Inc.	5,700,000	221,787,000
DCM Japan Holdings Co. Ltd.	25,000	219,319
Dunelm Group PLC	200,000	1,851,912
E-Life Mall Corp. Ltd.	100,000	191,573
Ff Group (a)	425,000	10,179,985
Formosa Optical Technology Co. Ltd.	497,000	1,134,973
Fuji Corp. (c)	595,990	11,883,428
GameStop Corp. Class A	516,000	12,409,800
Goldlion Holdings Ltd.	5,557,000	2,214,044
Guess?, Inc.	3,500,000	47,250,000
Handsman Co. Ltd.	700,000	13,156,289
Hibbett Sports, Inc. (a)(d)	191,300	7,432,005
Hour Glass Ltd.	11,666,300	5,660,199
IA Group Corp.	105,000	628,778
International Housewares Retail Co. Ltd.	1,000,000	199,857
JB Hi-Fi Ltd.	863,636	18,651,319
John David Group PLC	6,900,000	128,288,665
Jumbo SA	1,750,000	24,877,760
K's Denki Corp. (d)	2,400,000	41,628,683
Ku Holdings Co. Ltd. (d)	600,000	4,588,538
Leon's Furniture Ltd.	100,000	1,242,079
Lookers PLC	1,100,000	1,390,158
Mandarake, Inc. (d)	180,000	983,503
Michael Hill International Ltd.	150,000	181,997
Mitsui & Associates Telepark Corp.	10,000	154,096
Mr. Bricolage SA	311,600	4,515,178
Nafco Co. Ltd.	640,400	10,350,701
Nitori Holdings Co. Ltd.	1,700,000	203,766,568
Nojima Co. Ltd.	50,000	648,899
Oriental Watch Holdings Ltd.	6,000,000	1,090,832
Padini Holdings Bhd	2,400,000	1,619,070
Pal Group Holdings Co. Ltd.	25,000	620,769
Sacs Bar Holdings, Inc.	400,000	4,283,398
Samse SA	35,000	5,460,044
Shimamura Co. Ltd.	5,000	641,270
Silvano Fashion Group A/S	9,800	26,228
Sports Direct International PLC (a)(d)	25,000	84,670
Staples, Inc.	5,700,000	42,180,000
Super Retail Group Ltd.	200,000	1,490,972
The Buckle, Inc.	500,000	10,425,000
Tokatsu Holdings Co. Ltd.	150,000	484,886
Truworths International Ltd.	334,900	1,774,625
United Arrows Ltd.	50,000	1,366,454
Urban Outfitters, Inc. (a)	300,000	10,035,000
		983,131,012
Textiles, Apparel & Luxury Goods - 2.5%
Belle International Holdings Ltd.	300,000	181,805
Best Pacific International Holdings Ltd.	2,500,000	2,066,262
Coach, Inc.	1,300,000	46,657,000
Deckers Outdoor Corp. (a)	275,000	14,352,250
Embry Holdings Ltd.	1,628,000	770,385
Fossil Group, Inc. (a)(d)	825,000	22,497,750
Fujibo Holdings, Inc.	2,000	63,412
Geox SpA (d)	5,500,000	11,857,896
Gerry Weber International AG (Bearer) (d)	625,000	7,804,316
Hugo Boss AG	250,000	15,700,569
Magni-Tech Industries Bhd	1,250,000	1,257,449
Michael Kors Holdings Ltd. (a)	525,000	26,659,500
Movado Group, Inc.	25,000	551,250
Portico International Holdings (a)	12,000,000	4,440,691
Sitoy Group Holdings Ltd.	4,500,000	1,624,643
Swatch Group AG (Bearer)	1,000	300,844
Texwinca Holdings Ltd.	1,800,000	1,262,580
Van de Velde	94,969	6,685,695
Youngone Holdings Co. Ltd.	125,000	6,295,054
Yue Yuen Industrial (Holdings) Ltd.	2,500,000	9,525,437
		180,554,788

TOTAL CONSUMER DISCRETIONARY		1,835,471,049

CONSUMER STAPLES - 5.6%
Beverages - 0.7%
A.G. Barr PLC	200,000	1,153,742
Britvic PLC	1,700,000	11,548,440
C&C Group PLC	405,159	1,556,672
Jinro Distillers Co. Ltd.	375,000	10,360,610
Kweichow Moutai Co. Ltd. (A Shares)	100,000	4,692,435
Lucas Bols BV (d)	120,000	2,166,959
Muhak Co. Ltd.	340,000	6,762,812
Olvi PLC (A Shares)	100,000	3,028,692
Spritzer Bhd	50,000	28,963
Willamette Valley Vineyards, Inc. (a)	5,000	40,750
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	2,100,063	5,783,903
		47,123,978
Food & Staples Retailing - 2.1%
Ain Holdings, Inc.	450,000	30,423,381
Amsterdam Commodities NV	560,000	12,645,202
Create SD Holdings Co. Ltd.	930,000	19,509,869
Dong Suh Companies, Inc.	725,000	17,209,761
Genky Stores, Inc. (c)	213,400	12,575,684
Halows Co. Ltd.	63,700	1,417,108
Majestic Wine PLC (a)	490,277	1,713,283
MARR SpA	800,000	14,736,196
McColl's Retail Group PLC	25,000	52,173
Retail Partners Co. Ltd. (d)	443,700	4,552,505
Satsudora Holdings Co. Ltd. (a)	400,000	7,670,449
Shoei Foods Corp. (c)	60,000	948,603
Tesco PLC (a)	11,000,000	28,332,556
United Natural Foods, Inc. (a)	75,000	3,130,500
Woolworths Ltd.	51,734	930,723
		155,847,993
Food Products - 1.7%
Ajinomoto Malaysia Bhd	1,700,000	5,470,799
Astral Foods Ltd.	350,000	3,169,371
Binggrea Co. Ltd.	10,000	545,571
Changshouhua Food Co. Ltd.	33,000	17,020
Cranswick PLC	608,134	15,765,461
Fresh Del Monte Produce, Inc.	1,150,000	69,402,500
Japan Meat Co. Ltd.	25,000	352,103
Kaveri Seed Co. Ltd.	550,000	3,561,516
Kawan Food Bhd	150,000	132,300
Kwality Ltd. (a)	50,000	106,663
Lassonde Industries, Inc. Class A (sub. vtg.)	50,000	7,455,454
London Biscuits Bhd (a)	4,000,000	691,299
London Biscuits Bhd warrants 1/26/20 (a)	400,000	15,733
Natori Co. Ltd.	20,000	349,576
Origin Enterprises PLC	25,000	155,057
Pickles Corp.	75,000	1,144,274
President Bakery PCL	16,500	30,728
President Rice Products PCL	100,000	164,110
Prima Meat Packers Ltd.	250,000	910,651
S Foods, Inc. (d)	156,400	4,190,750
Select Harvests Ltd.	1,430,000	6,657,342
Synear Food Holdings Ltd. (a)	1,000,000	7
TER Beke SA	5,000	806,846
Thai Wah PCL	426,000	95,443
Toyo Sugar Refining Co. Ltd.	1,600,000	1,663,011
Want Want China Holdings Ltd.	3,300,000	2,012,623
		124,866,208
Personal Products - 0.9%
Asaleo Care Ltd.	1,000,000	1,110,622
Cyanotech Corp. (a)	10,000	40,000
Herbalife Ltd. (a)	5,000	303,400
Natura Cosmeticos SA	20,000	192,105
Sarantis SA	1,200,000	13,225,692
USANA Health Sciences, Inc. (a)	400,000	51,400,000
		66,271,819
Tobacco - 0.2%
Universal Corp.	200,000	10,840,000

TOTAL CONSUMER STAPLES		404,949,998

ENERGY - 1.4%
Energy Equipment & Services - 0.7%
AKITA Drilling Ltd. Class A (non-vtg.)	250,000	1,547,007
Atwood Oceanics, Inc.	1,000,000	7,630,000
Boustead Singapore Ltd.	6,070,060	3,904,908
FMC Technologies, Inc. (a)	10,000	322,700
Fugro NV (Certificaten Van Aandelen) (a)	140,000	2,501,992
Geospace Technologies Corp. (a)(d)	588,000	10,836,840
Gulfmark Offshore, Inc. Class A (a)(c)(d)	2,514,000	2,891,100
National Oilwell Varco, Inc.	125,000	4,012,500
Oceaneering International, Inc.	280,000	6,664,000
Shinko Plantech Co. Ltd.	1,700,000	12,628,016
		52,939,063
Oil, Gas & Consumable Fuels - 0.7%
Alvopetro Energy Ltd. (a)	2,800,000	521,882
Arch Coal, Inc. (a)	5,000	366,900
Bonavista Energy Corp.	50,000	163,274
Contango Oil & Gas Co. (a)	250,000	1,957,500
Fuji Kosan Co. Ltd.	105,000	426,528
Motor Oil (HELLAS) Corinth Refineries SA	300,000	3,592,936
Murphy Oil Corp.	1,000,000	25,870,000
Petronet LNG Ltd.	200,000	1,165,722
San-Ai Oil Co. Ltd.	200,000	1,413,178
Tsakos Energy Navigation Ltd.	450,000	2,025,000
W&T Offshore, Inc. (a)(d)	571,175	828,204
World Fuel Services Corp.	350,000	14,087,500
		52,418,624

TOTAL ENERGY		105,357,687

FINANCIALS - 9.1%
Banks - 0.2%
Cambridge Bancorp	5,000	266,250
Central Valley Community Bancorp	25,000	358,000
Citizens Financial Services, Inc.	12,120	606,000
Erste Group Bank AG	5,000	157,033
First Hawaiian, Inc.	116,800	3,186,304
Gree Electric Appliances, Inc. of Zhuhai ELS (A Shares)(BNP Paribas Warrants Program) warrants 12/2/16 (a)(e)	325,000	1,074,418
Merchants Bancshares, Inc.	10,000	430,000
The Bank of NT Butterfield & Son Ltd.	245,494	6,210,998
Van Lanschot NV unit	81,300	1,668,028
		13,957,031
Capital Markets - 1.2%
ABG Sundal Collier ASA	1,000,000	591,841
BinckBank NV	109,000	646,854
Edify SA (a)	10,068	551,557
Franklin Resources, Inc.	150,000	5,049,000
Goldman Sachs Group, Inc.	400,000	71,296,000
MLP AG	2,340,000	9,504,320
		87,639,572
Consumer Finance - 0.2%
Credit Corp. Group Ltd.	52,450	707,005
Discover Financial Services	250,000	14,082,500
Synchrony Financial	100,000	2,859,000
		17,648,505
Diversified Financial Services - 1.2%
Fuyo General Lease Co. Ltd.	375,000	19,059,312
Kyushu Railway Co.	254,500	7,498,856
Ricoh Leasing Co. Ltd.	1,070,000	30,966,435
Scandinavian Tobacco Group A/S	334,163	5,784,899
Tokyo Century Corp.	650,000	22,964,146
		86,273,648
Insurance - 6.1%
AFLAC, Inc.	2,000,000	137,740,000
April	1,129,000	15,491,997
ASR Nederland NV	50,000	1,108,179
Assurant, Inc.	225,000	18,117,000
Delta Lloyd NV	100,000	604,860
Dongbu Insurance Co. Ltd.	800,000	49,730,930
Genworth Financial, Inc. Class A (a)	10,500,000	43,470,000
Kansas City Life Insurance Co.	2,000	80,000
MetLife, Inc.	2,500,000	117,400,000
National Western Life Group, Inc.	10,000	2,154,000
NN Group NV	1,500,000	45,199,856
Sony Financial Holdings, Inc.	1,000,000	14,074,569
		445,171,391
Thrifts & Mortgage Finance - 0.2%
ASAX Co. Ltd.	150,000	2,195,575
Genworth MI Canada, Inc.	125,000	2,714,717
Genworth Mortgage Insurance Ltd.	3,250,899	7,567,254
Hingham Institution for Savings	10,100	1,448,845
		13,926,391

TOTAL FINANCIALS		664,616,538

HEALTH CARE - 22.9%
Biotechnology - 6.2%
AbbVie, Inc.	1,350,000	75,303,000
Amgen, Inc.	50,000	7,058,000
Biocon Ltd.	50,000	693,834
Biogen, Inc. (a)	250,000	70,045,000
Cell Biotech Co. Ltd.	2,000	79,300
Gilead Sciences, Inc.	1,250,000	92,037,500
Samsung Biologics Co. Ltd. (a)	5,767	685,734
United Therapeutics Corp. (a)	1,675,000	201,117,250
		447,019,618
Health Care Equipment & Supplies - 1.0%
Ansell Ltd. (a)	500,000	8,249,791
Fukuda Denshi Co. Ltd.	450,000	27,119,291
Mani, Inc.	5,000	116,621
Medikit Co. Ltd.	10,000	434,347
Microlife Corp.	300,000	690,804
Nakanishi, Inc.	250,000	8,951,559
Paramount Bed Holdings Co. Ltd.	75,000	2,860,685
St.Shine Optical Co. Ltd.	816,000	17,159,332
TaiDoc Technology Corp.	104,999	371,327
Varian Medical Systems, Inc. (a)	60,000	5,443,800
		71,397,557
Health Care Providers & Services - 13.7%
Aetna, Inc.	1,250,000	134,187,500
Almost Family, Inc. (a)	285,700	11,213,725
Amedisys, Inc. (a)(c)	2,200,000	95,172,000
Anthem, Inc.	2,750,000	335,114,994
Chemed Corp.	450,000	63,639,000
EBOS Group Ltd.	487,300	5,941,383
Farmacol SA (a)	50,000	649,971
Humana, Inc.	625,000	107,206,250
LHC Group, Inc. (a)	200,000	6,854,000
Lifco AB	100,018	2,531,414
Life Healthcare Group Ltd.	323,000	515,983
National Healthcare Corp.	25,000	1,617,500
Pelion SA (a)	315,800	4,378,900
Quest Diagnostics, Inc.	335,000	27,282,400
Uchiyama Holdings Co. Ltd.	775,000	3,089,063
UnitedHealth Group, Inc.	1,400,000	197,862,000
		997,256,083
Health Care Technology - 0.1%
Cegedim SA (a)	25,000	636,695
Pharmagest Interactive (d)	275,000	9,192,284
		9,828,979
Life Sciences Tools & Services - 0.2%
ICON PLC (a)	140,000	11,239,200
Pharmaceuticals - 1.7%
Apex Healthcare Bhd	700,000	767,580
AstraZeneca PLC sponsored ADR (d)	1,000,000	28,320,000
Biofermin Pharmaceutical Co. Ltd.	100,000	2,566,988
Bliss Gvs Pharma Ltd. (a)	100,000	232,440
Dawnrays Pharmaceutical Holdings Ltd.	1,500,000	897,422
Genomma Lab Internacional SA de CV (a)	4,600,000	5,502,672
Indivior PLC	2,600,000	10,005,466
Kaken Pharmaceutical Co. Ltd.	10,000	631,258
Korea United Pharm, Inc.	10,000	146,885
Kwang Dong Pharmaceutical Co. Ltd.	2,400,000	17,353,367
Lee's Pharmaceutical Holdings Ltd.	2,591,122	2,248,487
Nippon Chemiphar Co. Ltd.	10,000	415,753
PT Tempo Scan Pacific Tbk	500,000	82,388
Sanofi SA	50,000	3,890,941
Sanofi SA sponsored ADR	200,000	7,778,000
SciClone Pharmaceuticals, Inc. (a)	5,000	44,750
Shandong Luoxin Pharmaceutical Group Stock Co. Ltd.	100,000	122,493
Stallergenes Greer PLC (a)	104,976	3,354,561
Taro Pharmaceutical Industries Ltd. (a)	65,000	6,598,150
Towa Pharmaceutical Co. Ltd.	150,000	5,606,942
Tsumura & Co.	900,000	25,626,013
Vetoquinol SA	10,000	502,879
		122,695,435

TOTAL HEALTH CARE		1,659,436,872

INDUSTRIALS - 7.3%
Aerospace & Defense - 0.0%
Austal Ltd.	25,000	29,287
Kongsberg Gruppen ASA	10,000	142,817
The Lisi Group	5,000	148,004
		320,108
Air Freight & Logistics - 0.2%
AIT Corp. (d)	900,000	7,964,146
Atlas Air Worldwide Holdings, Inc. (a)	100,000	4,185,000
CTI Logistics Ltd.	413,114	260,832
Onelogix Group Ltd.	4,000,000	892,927
SBS Co. Ltd.	150,000	1,331,649
		14,634,554
Airlines - 0.0%
Copa Holdings SA Class A	5,000	461,150
Building Products - 0.1%
InnoTec TSS AG	50,000	971,509
Nihon Dengi Co. Ltd.	150,000	2,560,313
Noda Corp.	100,000	659,865
Sekisui Jushi Corp.	140,000	2,309,526
Sunspring Metal Corp.	100,000	130,834
		6,632,047
Commercial Services & Supplies - 0.6%
Aeon Delight Co. Ltd.	125,000	3,701,011
Asia File Corp. Bhd	3,525,600	3,092,779
Civeo Corp. (a)	1,000,000	1,130,000
Fursys, Inc.	200,000	5,936,586
Matsuda Sangyo Co. Ltd.	150,000	2,109,755
Mitie Group PLC	2,400,000	6,186,586
Moleskine SpA	500,000	1,322,789
Nippon Kanzai Co. Ltd.	20,000	292,171
Prestige International, Inc.	1,811,400	13,662,796
Riverstone Holdings Ltd.	100,000	65,768
VSE Corp.	270,000	7,786,800
		45,287,041
Construction & Engineering - 0.4%
AECOM (a)	150,000	4,177,500
Arcadis NV	100,000	1,317,300
Ausdrill Ltd. (a)	8,400,000	8,434,642
Boustead Projects Pte Ltd. (a)	1,215,269	633,294
Daiichi Kensetsu Corp.	275,000	2,884,524
Hokuriku Electrical Construction Co. Ltd.	25,000	204,777
Joban Kaihatsu Co. Ltd.	25,000	103,461
Meisei Industrial Co. Ltd.	100,000	513,970
Metka Industrial-Construction	250,000	2,102,191
Nippon Rietec Co. Ltd.	675,000	5,747,831
		26,119,490
Electrical Equipment - 0.4%
Aros Quality Group AB (d)	853,205	18,373,075
Canare Electric Co. Ltd.	50,000	964,528
Hammond Power Solutions, Inc. Class A	450,000	1,996,198
Somfy SA	10,000	4,171,450
		25,505,251
Industrial Conglomerates - 0.0%
Carr's Group PLC	300,000	514,080
Nolato AB Series B	35,000	1,003,637
Reunert Ltd.	300,000	1,372,764
		2,890,481
Machinery - 1.3%
Conrad Industries, Inc.	1,000	23,300
Cummins, Inc.	5,000	639,100
Daihatsu Diesel Manufacturing Co. Ltd. (c)	3,184,000	19,006,236
Daiwa Industries Ltd.	1,150,000	10,033,851
Fujimak Corp.	175,000	1,426,766
Fukushima Industries Corp.	15,000	512,778
Global Brass & Copper Holdings, Inc.	356,228	10,223,744
Haitian International Holdings Ltd.	3,700,000	7,633,243
Hitachi Zosen Fukui Corp.	10,000	137,218
Hy-Lok Corp.	75,000	1,495,075
Ihara Science Corp.	200,000	1,691,618
Jaya Holdings Ltd.	1,157,500	262,075
Koike Sanso Kogyo Co. Ltd.	100,000	247,926
Kokusai Co. Ltd. (d)	10,000	79,050
Luxfer Holdings PLC sponsored ADR	5,000	46,950
Mitsuboshi Belting Ltd.	25,000	216,220
Nakano Refrigerators Co. Ltd.	17,700	477,649
Samyoung M-Tek Co. Ltd.	600,000	2,415,727
Sansei Co. Ltd. (c)	550,000	1,080,385
Semperit AG Holding	400,000	10,845,770
SIMPAC, Inc. (c)	2,325,000	9,960,612
Suzumo Machinery Co. Ltd.	10,000	124,917
Teikoku Sen-I Co. Ltd.	800,000	11,900,448
The Weir Group PLC	10,249	213,261
Tocalo Co. Ltd.	100,000	2,248,498
		92,942,417
Professional Services - 3.1%
Akka Technologies SA (d)	1,156,546	40,436,708
Bertrandt AG	20,000	2,130,733
CBIZ, Inc. (a)(c)	2,800,000	30,940,000
Dun & Bradstreet Corp.	875,000	109,243,750
Harvey Nash Group PLC	300,000	207,468
McMillan Shakespeare Ltd.	2,300,000	18,948,276
Robert Half International, Inc.	575,000	21,516,500
SAI Global Ltd.	150,000	534,011
SEEK Ltd.	10,000	111,366
WDB Holdings Co. Ltd.	150,000	1,550,491
		225,619,303
Road & Rail - 0.4%
Autohellas SA	596,174	7,761,777
Daqin Railway Co. Ltd. (A Shares)	14,499,987	14,508,975
Hamakyorex Co. Ltd.	92,000	1,716,830
Higashi Twenty One Co. Ltd.	150,000	449,127
STEF-TFE Group	5,000	387,122
Tohbu Network Co. Ltd.	125,000	1,194,336
Utoc Corp.	1,350,000	4,943,263
		30,961,430
Trading Companies & Distributors - 0.8%
AerCap Holdings NV (a)	300,000	12,333,000
Bergman & Beving AB (B Shares)	525,000	11,683,265
Canox Corp.	274,200	1,882,559
Green Cross Co. Ltd. (a)	130,000	1,673,501
HERIGE (a)	60,000	1,643,332
Howden Joinery Group PLC	150,000	688,316
iMarketKorea, Inc.	10,000	111,912
Kamei Corp.	565,800	5,406,042
Lumax International Corp. Ltd.	150,000	238,356
Meiwa Corp.	700,000	2,202,727
Mitani Shoji Co. Ltd.	500,000	14,923,238
Shinsho Corp.	45,000	820,015
Yuasa Trading Co. Ltd.	250,000	6,005,054
		59,611,317

TOTAL INDUSTRIALS		530,984,589

INFORMATION TECHNOLOGY - 15.1%
Communications Equipment - 0.9%
Cisco Systems, Inc.	2,000,000	61,360,000
HF Co.	225,000	3,050,373
		64,410,373
Electronic Equipment & Components - 1.5%
AAC Technology Holdings, Inc.	400,000	3,816,622
Daido Signal Co. Ltd.	125,000	435,062
Elematec Corp.	400,000	6,770,287
Insight Enterprises, Inc. (a)	1,000,000	28,790,000
Intelligent Digital Integrated Security Co. Ltd.	129,285	1,209,481
Lacroix SA (c)	376,493	6,988,822
Macnica Fuji Electronics Holdings, Inc.	2,520,000	31,671,212
Makus, Inc.	200,000	516,719
Redington India Ltd.	2,261,800	3,561,959
Riken Kieki Co. Ltd.	500,000	6,183,847
Shibaura Electronics Co. Ltd.	233,200	4,316,212
Simplo Technology Co. Ltd.	2,000,000	6,184,880
VST Holdings Ltd.	20,456,900	5,987,604
		106,432,707
Internet Software & Services - 0.3%
AuFeminin.com SA (a)	125,018	4,037,557
CROOZ, Inc. (d)	10,000	229,713
E-Credible Co. Ltd.	25,000	269,944
F@N Communications, Inc. (d)	250,000	1,871,365
GMO Pepabo, Inc. (a)(d)	45,000	1,587,680
Yahoo! Japan Corp.	2,800,000	10,759,989
Zappallas, Inc. (a)(c)	1,100,000	3,912,463
		22,668,711
IT Services - 7.0%
Amdocs Ltd.	1,400,000	81,830,000
Calian Technologies Ltd.	309,000	5,782,375
Computer Services, Inc.	5,000	190,000
Data#3 Ltd.	500,001	600,954
Dimerco Data System Corp.	425,000	409,788
eClerx Services Ltd.	133,333	3,034,427
Estore Corp.	496,000	4,918,852
ManTech International Corp. Class A	375,000	14,561,250
Neurones	10,000	246,994
Nice Information & Telecom, Inc.	125,000	3,999,983
Persistent Systems Ltd.	100,000	966,638
Shinsegae Information & Communication Co. Ltd.	28,000	1,593,698
Societe Pour L'Informatique Industrielle SA	180,500	2,972,158
Softcreate Co. Ltd.	25,000	275,341
Sopra Steria Group	550,000	55,944,634
Syntel, Inc.	260,000	5,226,000
Tessi SA	199,798	30,466,888
The Western Union Co.	14,170,000	284,391,900
TravelSky Technology Ltd. (H Shares)	350,000	748,238
Wipro Ltd.	971,092	6,749,541
		504,909,659
Semiconductors & Semiconductor Equipment - 0.1%
e-LITECOM Co. Ltd.	50,000	424,916
Miraial Co. Ltd.	631,900	4,501,090
Phison Electronics Corp.	100,000	710,468
		5,636,474
Software - 0.7%
Ebix, Inc.	318,700	17,847,200
InfoVine Co. Ltd.	63,600	1,445,764
Justplanning, Inc.	50,000	343,282
KPIT Cummins Infosystems Ltd.	1,600,000	3,437,200
KSK Co., Ltd.	121,900	1,217,024
Nets A/S (e)	25,300	483,164
Oracle Corp.	625,000	24,012,500
Uchida Esco Co. Ltd. (c)	315,400	2,186,477
Vitec Software Group AB	100,000	775,009
		51,747,620
Technology Hardware, Storage & Peripherals - 4.6%
Hewlett Packard Enterprise Co.	6,750,000	151,672,500
HP, Inc.	7,100,000	102,879,000
Lexmark International, Inc. Class A	400,000	15,876,000
Seagate Technology LLC	1,800,000	61,758,000
TPV Technology Ltd.	25,000,000	4,770,777
		336,956,277

TOTAL INFORMATION TECHNOLOGY		1,092,761,821

MATERIALS - 1.7%
Chemicals - 1.2%
Bloomage BioTechnology Corp. Ltd.	100,000	167,622
C. Uyemura & Co. Ltd.	100,000	4,658,148
Chugoku Marine Paints Ltd.	650,000	4,741,585
Daishin-Chemical Co. Ltd. (c)	250,000	3,201,583
Fuso Chemical Co. Ltd.	544,900	11,654,531
Hannong Chemicals, Inc.	1,288,000	5,867,061
KPX Green Chemical Co. Ltd.	50,000	183,606
Kuriyama Holdings Corp.	25,000	348,050
Nippon Soda Co. Ltd.	100,000	444,360
NOF Corp.	100,000	1,089,921
Potash Corp. of Saskatchewan, Inc.	300,000	4,878,103
Robertet SA	1,000	343,903
Scientex Bhd	4,000,000	6,216,925
Soda Aromatic Co. Ltd.	100,000	611,233
T&K Toka Co. Ltd.	150,000	1,423,191
Tae Kyung Industrial Co. Ltd.	900,000	3,812,442
Toho Acetylene Co. Ltd.	75,000	560,694
Yara International ASA	902,100	31,881,148
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	200,000	492,887
		82,576,993
Construction Materials - 0.1%
Mitani Sekisan Co. Ltd.	375,000	9,383,046
Containers & Packaging - 0.0%
Chuoh Pack Industry Co. Ltd.	12,000	120,721
Metals & Mining - 0.4%
Alconix Corp.	9,000	119,205
Compania de Minas Buenaventura SA sponsored ADR	350,000	4,651,500
Compass Minerals International, Inc.	10,000	718,500
Handy & Harman Ltd. (a)	100,000	1,915,000
Nippon Steel & Sumitomo Metal Corp.	52,500	1,040,538
Orvana Minerals Corp. (a)	50,000	8,201
Pacific Metals Co. Ltd. (a)(d)	7,000,000	21,092,782
Teck Resources Ltd. Class B (sub. vtg.)	10,000	215,910
		29,761,636

TOTAL MATERIALS		121,842,396

REAL ESTATE - 0.2%
Real Estate Management & Development - 0.2%
HFF, Inc.	10,000	266,300
Lai Sun Garment (International) Ltd.	1,010,956	200,743
Leopalace21 Corp.	500,000	3,261,181
Nisshin Fudosan Co. Ltd. (c)	2,600,000	9,867,455
Tai Cheung Holdings Ltd.	100,000	85,229
		13,680,908
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Okinawa Cellular Telephone Co.	25,000	781,920
UTILITIES - 0.7%
Electric Utilities - 0.0%
Public Power Corp. of Greece (a)	25,000	81,782
Gas Utilities - 0.7%
Busan City Gas Co. Ltd.	10,000	299,889
GAIL India Ltd.	5,250,000	34,110,406
Hokuriku Gas Co.	25,000	625,298
K&O Energy Group, Inc.	200,000	2,875,942
Rubis	10,000	912,011
Seoul City Gas Co. Ltd.	75,000	5,239,321
YESCO Co. Ltd.	235,000	7,745,977
		51,808,844
Water Utilities - 0.0%
Manila Water Co., Inc.	500,000	312,310

TOTAL UTILITIES		52,202,936

TOTAL COMMON STOCKS
(Cost $5,050,450,384)		6,482,086,714

Nonconvertible Preferred Stocks - 0.1%
INDUSTRIALS - 0.0%
Machinery - 0.0%
Danieli & C. Officine Meccaniche SpA	10,000	133,926
MATERIALS - 0.1%
Construction Materials - 0.1%
Buzzi Unicem SpA (Risparmio Shares)	550,000	5,614,991
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $4,509,708)		5,748,917

Money Market Funds - 10.3%
Fidelity Cash Central Fund, 0.41% (f)	679,081,390	679,285,114
Fidelity Securities Lending Cash Central Fund 0.48% (f)(g)	65,641,346	65,654,474
TOTAL MONEY MARKET FUNDS
(Cost $744,739,247)		744,939,588
TOTAL INVESTMENT PORTFOLIO - 99.7%
(Cost $5,799,699,339)		7,232,775,219
NET OTHER ASSETS (LIABILITIES) - 0.3%		20,575,961
NET ASSETS - 100%		$7,253,351,180

Security Type Abbreviations

ELS – Equity-Linked Security

Legend

 (a) Non-income producing

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Affiliated company

 (d) Security or a portion of the security is on loan at period end.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,557,582 or 0.0% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$667,182
Fidelity Securities Lending Cash Central Fund	1,288,548
Total	$1,955,730

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Amedisys, Inc.	$117,810,000	$--	$--	$--	$95,172,000
CBIZ, Inc.	30,268,000	--	--	--	30,940,000
Chori Co. Ltd.	21,454,810	--	--	223,011	22,761,591
Daihatsu Diesel Manufacturing Co. Ltd.	17,807,163	--	--	--	19,006,236
Daishin-Chemical Co. Ltd.	2,748,995	--	--	--	3,201,583
Fuji Corp.	9,845,160	--	--	127,415	11,883,428
G-Tekt Corp.	38,160,465	--	--	401,334	47,511,204
Gendai Agency, Inc.	4,353,168	--	--	91,171	4,263,374
Genky Stores, Inc.	7,199,143	--	--	--	12,575,684
Gulfmark Offshore, Inc. Class A	7,290,600	--	--	--	2,891,100
Gwangju Shinsegae Co. Ltd.	21,831,698	--	--	--	21,368,538
Hannong Chemicals, Inc.	4,774,443	--	--	--	--
Lacroix SA	7,176,672	--	--	--	6,988,822
MegaStudy Co. Ltd.	10,972,336	--	--	--	--
MegaStudyEdu Co. Ltd.	8,884,436	--	--	--	8,671,484
Miraial Co. Ltd.	4,502,855	--	--	--	--
Nisshin Fudosan Co. Ltd.	8,878,686	--	--	--	9,867,455
Sansei Co. Ltd.	1,041,822	--	--	--	1,080,385
Sapporo Drug Store Co. Ltd.	8,289,984	--	--	--	--
Shoei Foods Corp.	--	819,323	--	7,183	948,603
SIMPAC, Inc.	10,801,806	--	--	--	9,960,612
TBK Co. Ltd.	6,623,944	--	--	128,712	7,466,387
Treasure Factory Co. Ltd.	7,938,429	--	--	62,317	6,891,866
Uchida Esco Co. Ltd.	2,414,074	--	--	--	2,186,477
Yorozu Corp.	26,169,214	--	--	345,377	26,448,746
Zappallas, Inc.	3,937,668	--	--	--	3,912,463
Total	$391,175,571	$819,323	$--	$1,386,520	$355,998,038

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,835,471,049	$1,835,471,049	$--	$--
Consumer Staples	404,949,998	376,617,435	28,332,556	7
Energy	105,357,687	105,357,687	--	--
Financials	664,616,538	663,542,120	--	1,074,418
Health Care	1,659,436,872	1,654,860,197	4,576,675	--
Industrials	531,118,515	531,118,515	--	--
Information Technology	1,092,761,821	1,086,012,280	6,749,541	--
Materials	127,457,387	127,457,387	--	--
Real Estate	13,680,908	13,680,908	--	--
Telecommunication Services	781,920	781,920	--	--
Utilities	52,202,936	52,202,936	--	--
Money Market Funds	744,939,588	744,939,588	--	--
Total Investments in Securities:	$7,232,775,219	$7,192,042,022	$39,658,772	$1,074,425

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$1,045,423,069

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At October 31, 2016, the cost of investment securities for income tax purposes was $5,832,628,564. Net unrealized appreciation aggregated $1,400,146,655, of which $1,972,431,881 related to appreciated investment securities and $572,285,226 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Value Discovery Fund

October 31, 2016

FVD-QTLY-1216
1.809083.113

Investments October 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.9%
	Shares	Value
CONSUMER DISCRETIONARY - 10.4%
Auto Components - 0.5%
Hyundai Mobis	41,755	$10,002,903
Media - 7.9%
CBS Corp. Class B	403,900	22,868,818
Charter Communications, Inc. Class A (a)	18,829	4,705,179
Corus Entertainment, Inc. Class B (non-vtg.) (b)	759,000	6,264,169
Discovery Communications, Inc. Class A (a)(b)	677,800	17,697,358
John Wiley & Sons, Inc. Class A	261,485	13,492,626
Lions Gate Entertainment Corp. (b)	467,100	9,510,156
Starz Series A (a)	719,600	22,638,616
Time Warner, Inc.	176,600	15,715,634
Twenty-First Century Fox, Inc. Class A	737,300	19,368,871
Viacom, Inc. Class B (non-vtg.)	419,500	15,756,420
		148,017,847
Specialty Retail - 0.2%
GNC Holdings, Inc.	318,506	4,277,536
Textiles, Apparel & Luxury Goods - 1.8%
Christian Dior SA	64,900	12,521,129
PVH Corp.	188,200	20,133,636
		32,654,765

TOTAL CONSUMER DISCRETIONARY		194,953,051

CONSUMER STAPLES - 3.8%
Beverages - 0.7%
C&C Group PLC	3,476,532	13,357,271
Food & Staples Retailing - 1.9%
CVS Health Corp.	240,900	20,259,690
Rite Aid Corp. (a)	693,500	4,653,385
Wal-Mart Stores, Inc.	144,200	10,096,884
		35,009,959
Food Products - 1.2%
Seaboard Corp. (a)	3,224	10,913,240
The J.M. Smucker Co.	85,821	11,269,156
		22,182,396

TOTAL CONSUMER STAPLES		70,549,626

ENERGY - 9.8%
Energy Equipment & Services - 0.6%
BW Offshore Ltd. (a)	268,673,194	11,056,042
Oil, Gas & Consumable Fuels - 9.2%
BW LPG Ltd.	902,929	2,913,467
Chevron Corp.	420,581	44,055,860
GasLog Ltd. (b)	355,400	5,455,390
GasLog Partners LP	794,900	16,295,450
Golar LNG Partners LP	758,500	15,594,760
Hoegh LNG Partners LP	263,800	4,695,640
Phillips 66 Co.	259,600	21,066,540
Suncor Energy, Inc.	566,000	16,984,642
Teekay Corp.	1,497,800	9,780,634
Teekay LNG Partners LP	1,010,815	14,960,062
Teekay Offshore Partners LP	3,547,300	21,212,854
		173,015,299

TOTAL ENERGY		184,071,341

FINANCIALS - 27.3%
Banks - 11.5%
JPMorgan Chase & Co.	1,048,341	72,608,098
Regions Financial Corp.	2,513,800	26,922,798
SunTrust Banks, Inc.	612,700	27,712,421
U.S. Bancorp	779,400	34,885,944
Wells Fargo & Co.	1,136,937	52,310,471
		214,439,732
Capital Markets - 1.7%
Goldman Sachs Group, Inc.	167,600	29,873,024
GP Investments Ltd. Class A (depositary receipt) (a)	1,157,500	2,516,620
		32,389,644
Consumer Finance - 3.5%
American Express Co.	175,700	11,669,994
Capital One Financial Corp.	220,082	16,294,871
Discover Financial Services	373,400	21,033,622
Synchrony Financial	592,000	16,925,280
		65,923,767
Diversified Financial Services - 3.3%
Berkshire Hathaway, Inc. Class B (a)	431,431	62,255,493
Insurance - 5.6%
Allied World Assurance Co. Holdings AG	390,100	16,766,498
Allstate Corp.	262,300	17,810,170
Chubb Ltd.	164,600	20,904,200
FNF Group	312,320	11,215,411
FNFV Group (a)	390,433	4,704,718
Prudential PLC	594,283	9,698,022
The Travelers Companies, Inc.	215,913	23,357,468
		104,456,487
Mortgage Real Estate Investment Trusts - 1.7%
Agnc Investment Corp.	401,099	8,046,046
Annaly Capital Management, Inc.	1,227,095	12,712,704
MFA Financial, Inc.	1,518,664	11,101,434
		31,860,184

TOTAL FINANCIALS		511,325,307

HEALTH CARE - 14.5%
Biotechnology - 2.9%
Amgen, Inc.	246,300	34,767,708
Biogen, Inc. (a)	13,800	3,866,484
Dyax Corp. rights 12/31/19 (a)	635,500	1,563,330
Shire PLC sponsored ADR	85,305	14,385,835
		54,583,357
Health Care Equipment & Supplies - 0.3%
Alere, Inc. (a)	136,600	6,103,288
Health Care Providers & Services - 3.2%
Aetna, Inc.	83,300	8,942,255
Anthem, Inc.	28,700	3,497,382
Cigna Corp.	213,300	25,346,439
McKesson Corp.	172,200	21,898,674
		59,684,750
Pharmaceuticals - 8.1%
Allergan PLC (a)	89,000	18,595,660
Johnson & Johnson	647,508	75,104,453
Sanofi SA sponsored ADR	575,300	22,373,417
Teva Pharmaceutical Industries Ltd. sponsored ADR	842,568	36,011,356
		152,084,886

TOTAL HEALTH CARE		272,456,281

INDUSTRIALS - 7.9%
Aerospace & Defense - 1.4%
United Technologies Corp.	262,600	26,837,720
Industrial Conglomerates - 2.8%
General Electric Co.	1,805,300	52,534,230
Machinery - 1.8%
Deere & Co.	369,890	32,661,287
Professional Services - 1.3%
Dun & Bradstreet Corp.	192,200	23,996,170
Trading Companies & Distributors - 0.6%
AerCap Holdings NV (a)	288,300	11,852,013

TOTAL INDUSTRIALS		147,881,420

INFORMATION TECHNOLOGY - 15.8%
Communications Equipment - 4.0%
Cisco Systems, Inc.	1,143,618	35,086,200
Harris Corp.	321,900	28,716,699
Juniper Networks, Inc.	449,000	11,826,660
		75,629,559
Electronic Equipment & Components - 1.3%
Dell Technologies, Inc. (a)	303,230	14,885,561
TE Connectivity Ltd.	152,702	9,600,375
		24,485,936
Internet Software & Services - 4.4%
Alphabet, Inc. Class A	50,200	40,656,980
eBay, Inc. (a)	919,300	26,209,243
VeriSign, Inc. (a)(b)	179,900	15,115,198
		81,981,421
IT Services - 1.7%
Cognizant Technology Solutions Corp. Class A (a)	242,800	12,467,780
The Western Union Co.	962,200	19,311,354
		31,779,134
Semiconductors & Semiconductor Equipment - 0.3%
NXP Semiconductors NV (a)	47,300	4,730,000
Software - 0.7%
Oracle Corp.	347,013	13,332,239
Technology Hardware, Storage & Peripherals - 3.4%
Apple, Inc.	429,700	48,788,138
Samsung Electronics Co. Ltd.	10,720	15,361,751
		64,149,889

TOTAL INFORMATION TECHNOLOGY		296,088,178

MATERIALS - 2.7%
Chemicals - 2.0%
CF Industries Holdings, Inc.	390,845	9,384,188
LyondellBasell Industries NV Class A	250,000	19,887,500
Syngenta AG sponsored ADR	23,500	1,889,870
Valspar Corp.	72,000	7,171,200
		38,332,758
Containers & Packaging - 0.7%
Graphic Packaging Holding Co.	983,400	12,292,500

TOTAL MATERIALS		50,625,258

REAL ESTATE - 0.8%
Real Estate Management & Development - 0.8%
CBRE Group, Inc. (a)	592,700	15,267,952
UTILITIES - 1.9%
Electric Utilities - 1.9%
DONG Energy A/S	168,300	6,674,077
Exelon Corp.	832,800	28,373,496
		35,047,573
TOTAL COMMON STOCKS
(Cost $1,678,815,921)		1,778,265,987

Money Market Funds - 7.8%
Fidelity Cash Central Fund, 0.41% (c)	104,882,953	104,914,418
Fidelity Securities Lending Cash Central Fund 0.48% (c)(d)	40,737,626	40,745,773
TOTAL MONEY MARKET FUNDS
(Cost $145,628,463)		145,660,191
TOTAL INVESTMENT PORTFOLIO - 102.7%
(Cost $1,824,444,384)		1,923,926,178
NET OTHER ASSETS (LIABILITIES) - (2.7)%		(50,417,158)
NET ASSETS - 100%		$1,873,509,020

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$122,739
Fidelity Securities Lending Cash Central Fund	57,485
Total	$180,224

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$194,953,051	$194,953,051	$--	$--
Consumer Staples	70,549,626	70,549,626	--	--
Energy	184,071,341	184,071,341	--	--
Financials	511,325,307	501,627,285	9,698,022	--
Health Care	272,456,281	270,892,951	--	1,563,330
Industrials	147,881,420	147,881,420	--	--
Information Technology	296,088,178	296,088,178	--	--
Materials	50,625,258	50,625,258	--	--
Real Estate	15,267,952	15,267,952	--	--
Utilities	35,047,573	35,047,573	--	--
Money Market Funds	145,660,191	145,660,191	--	--
Total Investments in Securities:	$1,923,926,178	$1,912,664,826	$9,698,022	$1,563,330

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At October 31, 2016, the cost of investment securities for income tax purposes was $1,828,136,716. Net unrealized appreciation aggregated $95,789,462, of which $192,796,126 related to appreciated investment securities and $97,006,664 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Low-Priced Stock Fund

October 31, 2016

LPS-QTLY-1216
1.809099.113

Investments October 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 24.2%
Auto Components - 1.1%
Adient PLC (a)	500,000	$22,755
ASTI Corp. (b)	1,046,000	3,082
Cooper Tire & Rubber Co.	24,800	911
G-Tekt Corp.	78,800	1,498
Gentex Corp.	4,400,000	74,404
Gentherm, Inc. (a)	500,197	14,081
Hi-Lex Corp.	1,513,200	41,412
INFAC Corp.	325,139	1,885
INZI Controls Co. Ltd. (b)	1,516,000	6,641
Motonic Corp. (b)	3,250,000	26,227
Murakami Corp. (b)	843,000	14,686
Nippon Seiki Co. Ltd.	2,842,500	54,833
Piolax, Inc. (b)	892,600	56,687
S&T Holdings Co. Ltd. (b)	859,329	11,270
Samsung Climate Control Co. Ltd. (b)	499,950	4,918
Sewon Precision Industries Co. Ltd. (b)	500,000	8,284
Shoei Co. Ltd.	295,900	5,401
SJM Co. Ltd. (b)	1,282,000	6,893
SJM Holdings Co. Ltd. (b)	1,332,974	6,247
Standard Motor Products, Inc.	110,000	5,379
Strattec Security Corp. (b)	200,000	7,100
Sungwoo Hitech Co. Ltd.	1,888,517	12,681
TBK Co. Ltd.	997,100	4,136
The Goodyear Tire & Rubber Co.	500,000	14,515
Yachiyo Industry Co. Ltd.	965,700	8,389
Yutaka Giken Co. Ltd. (b)	1,322,800	26,552
		440,867
Distributors - 0.2%
Central Automotive Products Ltd.	81,200	703
Chori Co. Ltd.	463,600	7,356
Nakayamafuku Co. Ltd. (b)	1,084,200	8,023
SPK Corp. (b)	273,000	5,646
Uni-Select, Inc. (b)	2,194,700	49,382
		71,110
Diversified Consumer Services - 0.3%
American Public Education, Inc. (a)	46,379	935
Apollo Education Group, Inc. Class A (non-vtg.) (a)	1,541,462	13,549
Clip Corp. (b)	293,200	2,572
Cross-Harbour Holdings Ltd.	1,251,000	1,742
Houghton Mifflin Harcourt Co. (a)	1,400,000	17,710
Meiko Network Japan Co. Ltd.	892,600	8,418
ServiceMaster Global Holdings, Inc. (a)	596,500	21,349
Shingakukai Co. Ltd.	155,500	730
Step Co. Ltd. (b)	1,160,200	13,840
Weight Watchers International, Inc. (a)(b)(c)	4,351,000	44,728
		125,573
Hotels, Restaurants & Leisure - 0.6%
Ark Restaurants Corp. (b)	197,500	4,069
Bloomin' Brands, Inc.	24,900	431
BRONCO BILLY Co. Ltd.	48,400	1,435
Create Restaurants Holdings, Inc.	1,318,000	12,530
El Pollo Loco Holdings, Inc. (a)(c)	948,200	11,568
Flanigan's Enterprises, Inc.	74,400	1,719
Hiday Hidaka Corp. (b)	1,932,185	48,254
Ibersol SGPS SA	655,080	8,201
Ilg, Inc.	950,000	15,561
Intralot SA (a)	1,412,600	1,907
Koshidaka Holdings Co. Ltd.	635,680	10,353
Kura Corp. Ltd.	99,100	4,999
Ohsho Food Service Corp.	533,200	20,566
Sonic Corp.	10,000	229
Sportscene Group, Inc. Class A (a)(b)	357,200	1,438
St. Marc Holdings Co. Ltd.	997,600	28,034
The Monogatari Corp.	222,000	10,214
The Restaurant Group PLC	6,500,000	29,875
Toridoll.corporation	98,700	2,294
		213,677
Household Durables - 2.9%
Abbey PLC (b)	1,912,700	27,506
Barratt Developments PLC (b)	77,813,800	432,122
Bellway PLC	4,217,000	122,124
D.R. Horton, Inc.	3,092,600	89,160
Dorel Industries, Inc. Class B (sub. vtg.)	2,881,900	73,159
Emak SpA	4,726,500	4,203
First Juken Co. Ltd. (b)	1,508,400	19,936
Helen of Troy Ltd. (a)(b)	2,431,100	198,135
Henry Boot PLC	3,506,400	8,412
Libbey, Inc.	800,000	12,808
NACCO Industries, Inc. Class A	276,700	20,241
P&F Industries, Inc. Class A (b)	338,300	2,723
PulteGroup, Inc.	900,000	16,740
Sanei Architecture Planning Co. Ltd. (b)	1,304,000	23,178
Stanley Furniture Co., Inc.	396,900	548
Token Corp. (b)	690,200	49,953
Toll Brothers, Inc. (a)	400,000	10,976
		1,111,924
Internet & Direct Marketing Retail - 0.2%
Belluna Co. Ltd. (b)	9,245,600	61,802
Liberty Interactive Corp. QVC Group Series A (a)	1,100,000	20,339
		82,141
Leisure Products - 0.3%
Accell Group NV (b)	2,110,907	52,833
Arctic Cat, Inc. (b)(c)	1,109,600	16,633
Fenix Outdoor AB Class B (a)	32,298	0
Kabe Husvagnar AB (B Shares)	298,598	6,364
Mars Engineering Corp.	570,500	11,332
Mattel, Inc.	400,000	12,612
Miroku Corp. (b)	757,000	1,985
		101,759
Media - 0.9%
Cinderella Media Group Ltd. (a)(b)	17,126,000	5,388
Corus Entertainment, Inc. Class B (non-vtg.) (c)	631,000	5,208
Discovery Communications, Inc. Class A (a)(c)	1,000,000	26,110
Gannett Co., Inc.	1,386,200	10,771
GfK AG	156,200	5,269
Harte-Hanks, Inc.	798,300	1,126
Hyundai HCN	2,723,979	8,812
Intage Holdings, Inc. (b)	1,794,700	32,310
Interpublic Group of Companies, Inc.	600,000	13,434
Ipsos SA	9,526	311
ITE Group PLC	93,697	165
Live Nation Entertainment, Inc. (a)	900,000	24,903
Pico Far East Holdings Ltd.	19,962,000	6,074
Proto Corp.	387,800	4,401
RKB Mainichi Broadcasting Corp.	45,900	2,175
Saga Communications, Inc. Class A	394,600	16,573
Sky Network Television Ltd.	6,298,402	20,808
Starz Series A (a)	1,843,209	57,987
STW Group Ltd.	4,417,253	2,739
Tegna, Inc.	1,450,000	28,449
Television Broadcasts Ltd.	3,711,100	13,446
TOW Co. Ltd. (b)	1,972,500	12,546
TVA Group, Inc. Class B (non-vtg.) (a)	3,329,503	8,688
Twenty-First Century Fox, Inc.:
Class A	800,000	21,016
Class B	48,500	1,280
Viacom, Inc. Class B (non-vtg.)	98,800	3,711
WOWOW INC.	198,600	5,691
		339,391
Multiline Retail - 2.4%
Lifestyle China Group Ltd. (a)	36,664,500	10,306
Lifestyle International Holdings Ltd.	36,664,500	49,166
Next PLC (b)	14,190,300	836,488
Watts Co. Ltd. (b)	1,245,300	13,098
		909,058
Specialty Retail - 13.4%
Abercrombie & Fitch Co. Class A (b)	5,358,000	78,280
Adastria Co. Ltd.	297,100	7,797
AT-Group Co. Ltd.	1,174,500	25,759
AutoZone, Inc. (a)	803,365	596,225
Bed Bath & Beyond, Inc.	5,890,600	238,098
Best Buy Co., Inc. (b)	26,150,000	1,017,497
BMTC Group, Inc. (b)	4,379,500	43,426
Bonia Corp. Bhd	2,503,000	370
Bonjour Holdings Ltd.	4,183,000	181
Buffalo Co. Ltd.	100,400	728
Cash Converters International Ltd.	23,780,194	5,789
Chico's FAS, Inc.	1,100,000	12,837
CST Brands, Inc.	2,675,300	128,468
Delek Automotive Systems Ltd.	794,100	6,789
DSW, Inc. Class A	4,800,000	99,696
Dunelm Group PLC	199,500	1,847
Ff Group (a)(b)	4,439,400	106,337
Formosa Optical Technology Co. Ltd.	1,250,000	2,855
Fourlis Holdings SA (a)	300,000	1,281
GameStop Corp. Class A (b)(c)	9,786,496	235,365
GNC Holdings, Inc. (b)	4,810,000	64,598
Goldlion Holdings Ltd.	22,456,569	8,947
Guess?, Inc. (b)	7,495,300	101,187
Halfords Group PLC	1,289,900	5,355
Hibbett Sports, Inc. (a)	546,607	21,236
Hour Glass Ltd.	8,978,500	4,356
IA Group Corp. (b)	749,000	4,485
JB Hi-Fi Ltd.	114,257	2,468
John David Group PLC	2,500,000	46,481
Jumbo SA (b)	10,800,968	153,545
K's Denki Corp.	3,649,000	63,293
Ku Holdings Co. Ltd.	916,300	7,007
Kyoto Kimono Yuzen Co. Ltd.	673,400	6,068
Le Chateau, Inc. Class A (sub. vtg.) (a)	1,695,900	247
Leon's Furniture Ltd.	280,300	3,482
Lewis Group Ltd.	1,160,300	3,443
Mr. Bricolage SA (b)	927,175	13,435
Nafco Co. Ltd. (b)	2,088,000	33,748
Office Depot, Inc.	1,786,000	5,626
Pal Group Holdings Co. Ltd.	1,147,300	28,488
Ross Stores, Inc.	17,560,000	1,098,202
Sa Sa International Holdings Ltd.	3,474,000	1,590
Sacs Bar Holdings, Inc.	399,000	4,273
Sally Beauty Holdings, Inc. (a)	4,100,000	106,354
Second Chance Properties Ltd.	1,944,000	342
Second Chance Properties Ltd. warrants 7/24/17 (a)	8,507,800	6
Select Comfort Corp. (a)	2,050,000	39,340
Silvano Fashion Group A/S	7,239	19
Sonic Automotive, Inc. Class A (sub. vtg.)	1,097,400	19,643
Staples, Inc.	21,332,900	157,863
Super Retail Group Ltd.	1,000,000	7,455
The Buckle, Inc. (b)(c)	4,850,000	101,123
Urban Outfitters, Inc. (a)	3,391,900	113,459
USS Co. Ltd.	8,230,300	139,539
Vitamin Shoppe, Inc. (a)	618,900	15,503
Workman Co. Ltd. (b)	2,378,100	75,513
Zumiez, Inc. (a)(c)	849,000	18,890
		5,086,234
Textiles, Apparel & Luxury Goods - 1.9%
Anta Sports Products Ltd.	698,000	2,016
Burberry Group PLC	148,800	2,686
Coach, Inc.	2,543,900	91,301
Daphne International Holdings Ltd. (a)	896,000	118
Deckers Outdoor Corp. (a)	37,058	1,934
Embry Holdings Ltd.	2,137,000	1,011
Fossil Group, Inc. (a)(b)(c)	4,568,418	124,581
G-III Apparel Group Ltd. (a)	175,000	4,571
Geox SpA	792,700	1,709
Gerry Weber International AG (Bearer)	49,600	619
Gildan Activewear, Inc.	8,450,000	217,030
Hampshire Group Ltd. (a)(b)	821,100	10
Handsome Co. Ltd. (b)	2,125,000	75,431
Hanesbrands, Inc.	500,000	12,850
JLM Couture, Inc. (a)(b)	172,700	509
Michael Kors Holdings Ltd. (a)	49,200	2,498
Movado Group, Inc.	399,000	8,798
Portico International Holdings (a)	10,985,500	4,065
Steven Madden Ltd. (a)	1,110,000	37,074
Sun Hing Vision Group Holdings Ltd. (b)	21,365,000	7,686
Texwinca Holdings Ltd.	53,548,000	37,560
Van de Velde	49,312	3,472
Vera Bradley, Inc. (a)	743,100	9,935
Victory City International Holdings Ltd.	60,030,150	2,825
Youngone Corp.	500,000	14,055
Youngone Holdings Co. Ltd. (b)	889,600	44,801
Yue Yuen Industrial (Holdings) Ltd.	5,487,000	20,906
		730,051

TOTAL CONSUMER DISCRETIONARY		9,211,785

CONSUMER STAPLES - 8.8%
Beverages - 1.3%
A.G. Barr PLC	683,260	3,942
Baron de Ley SA (a)	142,800	16,162
Britvic PLC	4,988,100	33,885
C&C Group PLC	3,200,366	12,296
Jinro Distillers Co. Ltd.	29,632	819
Kweichow Moutai Co. Ltd. (A Shares)	275,110	12,909
Monster Beverage Corp. (a)	2,409,900	347,845
Muhak Co. Ltd. (b)	2,799,256	55,679
Olvi PLC (A Shares)	25,594	775
Spritzer Bhd	4,156,800	2,408
Stock Spirits Group PLC	39,465	76
Synergy Co. (a)	91,483	957
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	2,732,036	7,524
		495,277
Food & Staples Retailing - 5.3%
AdvancePierre Foods Holdings, Inc.	350,000	9,786
Aoki Super Co. Ltd.	240,000	2,998
Australasian Foods Holdco Pty Ltd.	3,481,102	3,707
Belc Co. Ltd. (b)	1,824,700	73,861
Cosmos Pharmaceutical Corp. (b)	1,360,200	296,632
Create SD Holdings Co. Ltd. (b)	5,963,100	125,096
Daikokutenbussan Co. Ltd.	624,600	29,393
Dong Suh Companies, Inc.	2,000,000	47,475
Fyffes PLC (Ireland) (b)	26,322,400	43,343
Genky Stores, Inc. (b)	395,100	23,283
Greggs PLC	891,400	10,425
Halows Co. Ltd. (b)	1,399,200	31,127
Kroger Co.	1,650,000	51,117
Kusuri No Aoki Co. Ltd.	887,700	45,371
Majestic Wine PLC (a)(c)	3,353,200	11,718
MARR SpA	366,200	6,745
McColl's Retail Group PLC	1,302,669	2,719
Medical System Network Co. Ltd.	74,800	321
Metro, Inc. Class A (sub. vtg.) (b)	27,418,399	847,511
Qol Co. Ltd. (b)	1,995,200	31,525
Retail Partners Co. Ltd.	474,200	4,865
Safeway, Inc.:
rights (a)	16,069,900	0
rights (a)	16,069,900	2,893
Sligro Food Group NV	1,037,100	37,137
Sundrug Co. Ltd.	1,749,900	137,996
Tesco PLC (a)	11,680,700	30,086
Total Produce PLC	9,612,000	18,360
United Natural Foods, Inc. (a)	1,247,000	52,050
Valor Holdings Co. Ltd.	208,600	5,926
Walgreens Boots Alliance, Inc.	130,000	10,755
Whole Foods Market, Inc.	149,600	4,232
Yaoko Co. Ltd.	1,035,600	43,598
		2,042,051
Food Products - 1.9%
Aryzta AG	1,550,000	68,106
Astral Foods Ltd.	349,200	3,162
Bakkafrost	444	19
Cranswick PLC	665,960	17,265
Devro PLC	2,653,900	7,374
Dutch Lady Milk Industries Bhd	100,000	1,399
Flowers Foods, Inc. (c)	100,000	1,552
Food Empire Holdings Ltd. (a)(b)	46,859,200	10,104
Fresh Del Monte Produce, Inc. (b)	5,237,500	316,083
Hilton Food Group PLC	641,000	4,751
Inventure Foods, Inc. (a)	300,000	2,538
Japan Meat Co. Ltd.	278,900	3,928
Kaveri Seed Co. Ltd.	100,000	648
Lifeway Foods, Inc. (a)	220,000	3,934
Mitsui Sugar Co. Ltd.	378,300	8,539
Nam Yang Dairy Products	11,000	6,482
Natori Co. Ltd.	32,500	568
Origin Enterprises PLC (b)	9,908,595	61,456
Pacific Andes International Holdings Ltd. (a)	111,016,500	2,274
Pacific Andes Resources Development Ltd. (a)	207,893,593	3,287
President Rice Products PCL	1,247,000	2,046
Rocky Mountain Chocolate Factory, Inc. (b)	419,100	4,275
S Foods, Inc.	29,900	801
Seaboard Corp. (a)	42,628	144,296
Select Harvests Ltd. (b)	4,778,285	22,245
Sunjin Co. Ltd. (b)	813,630	18,709
Synear Food Holdings Ltd. (a)	38,027,000	0
The Hain Celestial Group, Inc. (a)	59,277	2,156
Want Want China Holdings Ltd.	6,484,000	3,954
		721,951
Personal Products - 0.3%
Asaleo Care Ltd.	5,269,951	5,853
Coty, Inc. Class A	1,200,000	27,588
Grape King Bio Ltd.	1,748,000	14,692
Inter Parfums, Inc.	100,000	3,260
Nutraceutical International Corp. (a)(b)	1,020,704	29,396
Sarantis SA (b)	2,157,100	23,774
		104,563
Tobacco - 0.0%
Karelia Tobacco Co., Inc.	1,731	453

TOTAL CONSUMER STAPLES		3,364,295

ENERGY - 2.8%
Energy Equipment & Services - 0.9%
AKITA Drilling Ltd. Class A (non-vtg.)	1,586,200	9,815
Atwood Oceanics, Inc. (b)(c)	6,368,000	48,588
Boustead Singapore Ltd.	4,515,600	2,905
Bristow Group, Inc.	308,700	3,090
Carbo Ceramics, Inc. (b)(c)	2,114,800	12,900
Cathedral Energy Services Ltd.	1,429,400	426
Divestco, Inc. (a)	3,123,000	58
Farstad Shipping ASA (a)(b)	2,856,000	2,326
FMC Technologies, Inc. (a)	4,819	156
Fugro NV (Certificaten Van Aandelen) (a)	1,706,500	30,497
Geospace Technologies Corp. (a)(b)	1,237,600	22,809
Gulfmark Offshore, Inc. Class A (a)	655,530	754
Nabors Industries Ltd.	894,023	10,639
National Oilwell Varco, Inc.	4,930	158
Oil States International, Inc. (a)	2,560,200	74,886
PHX Energy Services Corp.	139,100	384
Precision Drilling Corp. (c)	200,000	892
Prosafe ASA	17,794,420	603
Shinko Plantech Co. Ltd.	1,265,600	9,401
Solstad Offshore ASA (a)	1,189,882	1,923
Total Energy Services, Inc. (b)	2,213,800	20,961
Unit Corp. (a)(b)	4,655,900	79,756
		333,927
Oil, Gas & Consumable Fuels - 1.9%
Adams Resources & Energy, Inc.	141,951	5,187
Beach Energy Ltd.	14,188,644	7,825
Boardwalk Pipeline Partners, LP	615,000	10,584
Bonavista Energy Corp.	300,000	980
Contango Oil & Gas Co. (a)(b)	2,029,600	15,892
Denbury Resources, Inc. (a)(c)	8,165,900	19,517
Eni SpA	7,900,000	114,647
Fuji Kosan Co. Ltd. (b)	686,500	2,789
Great Eastern Shipping Co. Ltd.	5,100,000	28,526
Hankook Shell Oil Co. Ltd.	57,000	21,978
HollyFrontier Corp.	505,200	12,605
Marathon Oil Corp.	3,442,762	45,376
Michang Oil Industrial Co. Ltd. (b)	173,900	13,380
Murphy Oil Corp. (c)	7,980,900	206,466
Newfield Exploration Co. (a)	412,141	16,729
Tesoro Corp.	1,365,978	116,067
Uehara Sei Shoji Co. Ltd.	871,000	4,144
Whiting Petroleum Corp. (a)	318,200	2,622
World Fuel Services Corp.	2,202,622	88,656
WPX Energy, Inc. (a)	865,471	9,399
		743,369

TOTAL ENERGY		1,077,296

FINANCIALS - 11.6%
Banks - 1.4%
ACNB Corp. (c)	117,900	3,172
Allegiance Bancshares, Inc. (a)(c)	620,000	16,337
Bank of Ireland (a)	369,869,800	80,190
BBCN Bancorp, Inc.	1,390,300	22,439
Camden National Corp.	64,752	2,138
Cathay General Bancorp	2,465,700	73,848
CIT Group, Inc.	67,400	2,449
Codorus Valley Bancorp, Inc. (b)	656,403	13,719
ConnectOne Bancorp, Inc.	750,000	13,763
Dimeco, Inc.	26,057	1,110
East West Bancorp, Inc.	914,700	36,140
EFG Eurobank Ergasias SA (a)	137,895	81
Farmers & Merchants Bancorp, Inc.	30,000	990
First Bancorp, Puerto Rico (a)	7,428,572	38,109
First Hawaiian, Inc.	500,000	13,640
First West Virginia Bancorp, Inc.	74,600	1,343
Investors Bancorp, Inc.	1,200,000	14,712
KeyCorp	635,320	8,971
LCNB Corp. (b)	684,585	11,775
Northrim Bancorp, Inc.	10,000	246
Norwood Financial Corp.	186,810	5,417
OFG Bancorp (b)(c)	2,379,642	25,343
Pacific Premier Bancorp, Inc. (a)	750,000	19,388
Popular, Inc.	1,550,000	56,265
SpareBank 1 SR-Bank ASA (primary capital certificate)	1,328,650	7,928
Sparebanken More (primary capital certificate)	224,634	6,389
Sparebanken Nord-Norge	2,494,000	14,398
Stock Yards Bancorp, Inc.	50,000	1,705
The Bank of NT Butterfield & Son Ltd.	199,500	5,047
Trico Bancshares	357,884	9,420
Van Lanschot NV unit	1,143,140	23,454
		529,926
Capital Markets - 0.3%
AllianceBernstein Holding LP	665,000	14,497
American Capital Ltd. (a)	355,100	6,033
Federated Investors, Inc. Class B (non-vtg.)	336,200	9,077
Franklin Resources, Inc.	1,184,400	39,867
Lazard Ltd. Class A	324,200	11,820
NorthStar Asset Management Group, Inc.	845,400	11,582
OFS Capital Corp.	2,878	38
State Street Corp.	251,800	17,679
Waddell & Reed Financial, Inc. Class A	1,061,800	16,691
		127,284
Consumer Finance - 0.6%
Aeon Credit Service (Asia) Co. Ltd.	13,730,000	10,038
EZCORP, Inc. (non-vtg.) Class A (a)	700,000	6,825
Green Dot Corp. Class A (a)	250,000	5,550
H&T Group PLC	580,300	1,957
Navient Corp.	60,100	768
Nicholas Financial, Inc. (a)	233,400	2,245
Santander Consumer U.S.A. Holdings, Inc. (a)	4,190,000	51,118
Synchrony Financial	4,500,000	128,655
		207,156
Diversified Financial Services - 0.3%
FB Financial Corp.	104,189	2,172
Leucadia National Corp.	531,400	9,921
Newship Ltd. (a)	2,500	881
Ricoh Leasing Co. Ltd.	824,700	23,867
Scandinavian Tobacco Group A/S	1,554,692	26,914
Voya Financial, Inc.	1,984,500	60,626
		124,381
Insurance - 8.2%
Admiral Group PLC	249,434	5,853
AEGON NV	51,321,500	222,014
AFLAC, Inc.	320,300	22,059
April	2,476,700	33,985
ASR Nederland NV	267,900	5,938
Assurant, Inc. (b)	4,200,000	338,184
Axis Capital Holdings Ltd. (b)	6,363,800	362,546
Endurance Specialty Holdings Ltd.	2,320,600	213,379
FBD Holdings PLC (a)	156,200	1,046
Genworth Financial, Inc. Class A (a)	10,500,000	43,470
Hartford Financial Services Group, Inc.	5,500,000	242,605
Hiscox Ltd.	812,455	10,153
James River Group Holdings Ltd.	368,264	13,861
Kinsale Capital Group, Inc.	759,476	18,265
Lincoln National Corp.	6,900,000	338,721
MetLife, Inc.	803,300	37,723
National Interstate Corp.	793,800	25,719
National Western Life Group, Inc.	132,870	28,620
NN Group NV	1,240,284	37,374
Primerica, Inc.	230,000	12,581
Progressive Corp.	539,100	16,987
RenaissanceRe Holdings Ltd. (b)	2,763,500	343,475
Sony Financial Holdings, Inc.	2,793,300	39,314
Torchmark Corp.	642,650	40,750
Universal Insurance Holdings, Inc.	17,902	381
Unum Group (b)	16,700,000	591,180
Validus Holdings Ltd.	1,646,100	84,116
		3,130,299
Mortgage Real Estate Investment Trusts - 0.4%
Annaly Capital Management, Inc.	15,551,400	161,113
Thrifts & Mortgage Finance - 0.4%
ASAX Co. Ltd.	119,700	1,752
Genworth MI Canada, Inc.	4,309,300	93,588
Genworth Mortgage Insurance Ltd.	6,656,519	15,495
Lake Sunapee Bank Group	188,800	3,440
Meridian Bancorp, Inc.	900,000	14,355
Nationstar Mortgage Holdings, Inc. (a)(c)	94,995	1,435
		130,065

TOTAL FINANCIALS		4,410,224

HEALTH CARE - 11.9%
Biotechnology - 1.0%
Amgen, Inc.	2,677,600	377,970
Health Care Equipment & Supplies - 1.3%
Ansell Ltd. (a)	298,019	4,917
Apex Biotechnology Corp.	1,400,000	1,849
Arts Optical International Holdings Ltd. (b)	26,900,000	10,822
Atrion Corp.	9,043	3,971
Boston Scientific Corp. (a)	1,000,000	22,000
Exactech, Inc. (a)	148,800	3,594
Hoshiiryou Sanki Co. Ltd. (b)	321,464	11,541
Huvitz Co. Ltd.	50,000	536
Microlife Corp.	3,464,500	7,978
Nakanishi, Inc.	669,900	23,987
Pacific Hospital Supply Co. Ltd.	400,000	1,133
Prim SA (b)	1,548,000	14,121
ResMed, Inc.	150,000	8,966
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	996,000	650
Span-America Medical System, Inc. (b)	266,400	4,878
St. Jude Medical, Inc.	2,000,000	155,680
St.Shine Optical Co. Ltd.	2,224,000	46,768
Supermax Corp. Bhd	24,000,000	12,415
Techno Medica Co. Ltd.	41,500	710
Top Glove Corp. Bhd	1,800,000	2,124
Utah Medical Products, Inc. (b)	379,300	23,573
Zimmer Biomet Holdings, Inc.	1,113,744	117,389
		479,602
Health Care Providers & Services - 8.4%
Aceto Corp.	290,000	5,316
Aetna, Inc.	4,576,900	491,330
Almost Family, Inc. (a)(b)	804,900	31,592
Anthem, Inc.	2,008,300	244,731
DVx, Inc. (b)	751,900	10,877
Farmacol SA (a)	71,200	926
Grupo Casa Saba SA de CV (a)	11,632,500	0
Hanger, Inc. (a)(b)	2,702,386	21,619
HealthSouth Corp. warrants 1/17/17 (a)	274,643	412
Hi-Clearance, Inc.	1,489,000	4,213
LHC Group, Inc. (a)(b)	1,084,800	37,176
Lifco AB	641,100	16,226
Medica Sur SA de CV	366,200	831
MEDNAX, Inc. (a)	178,500	10,933
National Healthcare Corp.	5,965	386
Pelion SA (a)	563,800	7,818
PharMerica Corp. (a)	300,000	7,140
Premier, Inc. (a)	500,000	15,920
Ship Healthcare Holdings, Inc.	49,900	1,463
The Ensign Group, Inc.	1,372,300	25,346
Tokai Corp.	162,500	5,547
Triple-S Management Corp. (a)(b)	1,975,500	40,853
Tsukui Corp. (b)	3,629,200	23,844
U.S. Physical Therapy, Inc.	129,000	7,340
United Drug PLC (United Kingdom)	8,900,000	71,190
UnitedHealth Group, Inc.	14,837,008	2,096,909
WIN-Partners Co. Ltd. (b)	1,361,200	22,935
		3,202,873
Health Care Technology - 0.0%
Addlife AB (a)	414,700	6,405
Arrhythmia Research Technology, Inc. (a)	44,900	186
Computer Programs & Systems, Inc. (c)	99,800	2,605
ND Software Co. Ltd. (b)	1,297,500	10,492
Pharmagest Interactive	9,976	333
		20,021
Life Sciences Tools & Services - 0.1%
VWR Corp. (a)	800,000	22,008
Pharmaceuticals - 1.1%
Bliss Gvs Pharma Ltd. (a)	4,600,000	10,692
Daewon Pharmaceutical Co. Ltd. (b)	1,730,361	25,795
Daewoong Co. Ltd.	70,000	2,693
Dawnrays Pharmaceutical Holdings Ltd.	11,342,000	6,786
DongKook Pharmaceutical Co. Ltd. (b)	623,700	28,629
FDC Ltd.	3,500,000	11,848
Fuji Pharma Co. Ltd.	446,500	11,070
Genomma Lab Internacional SA de CV (a)	2,182,900	2,611
Indivior PLC	18,206,400	70,063
Korea United Pharm, Inc.	50,000	734
Kwang Dong Pharmaceutical Co. Ltd. (b)	3,100,000	22,415
Kyung Dong Pharmaceutical Co. Ltd.	275,000	4,316
Lee's Pharmaceutical Holdings Ltd.	8,772,500	7,612
Nichi-iko Pharmaceutical Co. Ltd.	74,800	1,345
Pharmstandard OJSC (a)	18,201	295
Phibro Animal Health Corp. Class A	399,000	10,354
Recordati SpA	5,200,000	147,160
Shandong Luoxin Pharmaceutical Group Stock Co. Ltd.	997,000	1,221
Torrent Pharmaceuticals Ltd.	150,000	3,182
Tsumura & Co.	1,084,800	30,888
Whanin Pharmaceutical Co. Ltd. (b)	1,750,000	22,339
		422,048

TOTAL HEALTH CARE		4,524,522

INDUSTRIALS - 8.5%
Aerospace & Defense - 0.1%
Aerojet Rocketdyne Holdings, Inc. (a)	1,587,075	27,933
Austal Ltd.	248,057	291
Engility Holdings, Inc. (a)	1,005,208	28,880
		57,104
Air Freight & Logistics - 0.3%
Air T, Inc. (a)(b)	207,100	3,593
Atlas Air Worldwide Holdings, Inc. (a)(b)	1,690,600	70,752
Hub Group, Inc. Class A (a)	14,892	543
Kintetsu World Express, Inc.	174,600	2,381
Yusen Logistics Co. Ltd. (b)	3,115,500	31,788
		109,057
Building Products - 0.6%
Kondotec, Inc. (b)	1,686,800	12,900
Tyco International Ltd.	5,000,000	201,600
		214,500
Commercial Services & Supplies - 0.8%
1010 Printing Group Ltd.	20,711,640	3,418
AJIS Co. Ltd. (b)	480,800	22,671
Asia File Corp. Bhd	4,480,000	3,930
CECO Environmental Corp.	923,104	9,139
Civeo Corp. (a)(b)	10,445,339	11,803
Essendant, Inc. (b)	2,059,144	31,608
Fursys, Inc. (b)	950,000	28,199
Loomis AB (B Shares)	399,100	11,356
Matthews International Corp. Class A	159,000	9,524
Mears Group PLC	1,588,094	8,752
Mitie Group PLC (b)	19,697,612	50,775
Moleskine SpA	320,400	848
Multi-Color Corp.	24,900	1,617
Nac Co. Ltd. (b)	1,115,800	9,416
NICE Total Cash Management Co., Ltd. (b)	1,375,000	6,708
PayPoint PLC	794,197	10,450
Prestige International, Inc.	1,481,500	11,174
RPS Group PLC	300,000	621
Team, Inc. (a)	512,555	15,761
The Brink's Co.	206,122	8,152
VICOM Ltd.	3,035,100	12,435
VSE Corp. (b)	879,295	25,359
West Corp.	411,452	8,114
		301,830
Construction & Engineering - 1.1%
AECOM (a)(b)	7,806,695	217,416
Arcadis NV	2,972,209	39,153
Astaldi SpA (a)	2,589,900	10,457
Ausdrill Ltd. (a)	2,257,176	2,266
Boustead Projects Pte Ltd. (a)	1,112,987	580
C-Cube Corp.	347,600	1,299
Daiichi Kensetsu Corp. (b)	1,861,800	19,529
Engineers India Ltd.	1,000,000	4,038
Geumhwa PSC Co. Ltd. (b)	360,000	11,709
Jacobs Engineering Group, Inc. (a)	249,223	12,855
KBR, Inc.	271,603	4,022
Kyeryong Construction Industrial Co. Ltd. (a)(b)	700,000	8,935
Meisei Industrial Co. Ltd.	1,189,600	6,114
Metka Industrial-Construction	776,900	6,533
Mirait Holdings Corp.	1,660,500	14,757
Nippon Rietec Co. Ltd.	1,259,000	10,721
Severfield PLC	2,975,233	2,094
Shinnihon Corp.	1,695,900	16,398
ShoLodge, Inc. (a)(b)	449,227	0
Sterling Construction Co., Inc. (a)(b)	2,090,184	15,217
United Integration Services Co. Ltd.	5,143,500	7,725
		411,818
Electrical Equipment - 0.8%
Aichi Electric Co. Ltd.	329,800	6,038
Aros Quality Group AB	781,100	16,820
AZZ, Inc. (b)	1,338,800	71,291
Babcock & Wilcox Enterprises, Inc. (a)	116,374	1,832
Bharat Heavy Electricals Ltd. (a)	21,000,000	43,744
Chiyoda Integre Co. Ltd.	396,900	8,235
EnerSys	260,000	16,934
FW Thorpe PLC	4,709,200	14,403
Graphite India Ltd.	900,000	1,056
Hammond Power Solutions, Inc. Class A	446,700	1,982
I-Sheng Electric Wire & Cable Co. Ltd. (b)	12,500,000	17,464
Korea Electric Terminal Co. Ltd. (b)	700,000	43,759
Servotronics, Inc. (b)	146,400	1,588
TKH Group NV unit	1,675,000	64,503
		309,649
Industrial Conglomerates - 1.5%
Carr's Group PLC	1,496,400	2,564
DCC PLC (United Kingdom) (b)	6,725,000	548,623
ITT, Inc.	99,761	3,514
Reunert Ltd.	1,830,900	8,378
		563,079
Machinery - 1.7%
Aalberts Industries NV (b)	8,432,300	266,357
Allison Transmission Holdings, Inc.	656,330	19,224
ASL Marine Holdings Ltd. (b)	30,256,700	2,631
CKD Corp.	900,000	11,242
CNH Industrial NV	492,700	3,833
Flowserve Corp.	291,875	12,361
Foremost Income Fund (a)	2,141,103	8,692
Gencor Industries, Inc. (a)	209,500	2,535
Haitian International Holdings Ltd.	7,482,000	15,436
Hillenbrand, Inc.	460,000	13,961
Hurco Companies, Inc. (b)	517,900	13,569
Hwacheon Machine Tool Co. Ltd. (b)	219,900	9,652
Hyster-Yale Materials Handling:
Class A (b)	223,500	13,010
Class B (a)(b)	310,000	18,045
Ihara Science Corp. (b)	1,071,300	9,061
Jaya Holdings Ltd. (b)	3,332,340	754
Joy Global, Inc.	4,819	134
Kennametal, Inc.	98,466	2,788
Kyowakogyosyo Co. Ltd.	336,000	1,714
Maruzen Co. Ltd. (b)	1,712,000	17,500
Mincon Group PLC	1,991,351	1,659
Mirle Automation Corp.	1,500,000	1,908
Nadex Co. Ltd. (b)	857,000	4,045
Nakano Refrigerators Co. Ltd.	27,500	742
Nitchitsu Co. Ltd.	413,000	705
NSK Ltd.	997,600	11,092
Oshkosh Corp.	1,800,000	96,300
Rexnord Corp. (a)	15,000	298
Semperit AG Holding	498,800	13,525
SIMPAC, Inc.	583,000	2,498
Takamatsu Machinery Co. Ltd.	397,000	2,340
Techno Smart Corp. (b)	965,500	5,266
Terex Corp.	1,000,000	23,880
Tocalo Co. Ltd. (b)	848,000	19,067
TriMas Corp. (a)	1,048,072	18,813
Trinity Industrial Corp.	777,000	3,423
		648,060
Marine - 0.0%
Tokyo Kisen Co. Ltd. (b)	893,000	5,407
Professional Services - 0.4%
Akka Technologies SA	1,278,693	44,707
Boardroom Ltd.	2,772,642	1,256
CBIZ, Inc. (a)	396,400	4,380
Clarius Group Ltd. (a)	2,992,840	239
ICF International, Inc. (a)	347,166	16,109
McMillan Shakespeare Ltd.	595,336	4,905
SAI Global Ltd.	49,611	177
SHL-JAPAN Ltd.	26,600	705
Sporton International, Inc.	302,999	1,451
Stantec, Inc.	3,200,000	71,191
Synergie SA	137,400	4,450
TrueBlue, Inc. (a)	650,000	11,375
WS Atkins PLC	498,867	9,232
		170,177
Road & Rail - 0.6%
Alps Logistics Co. Ltd. (b)	3,076,800	17,662
Chilled & Frozen Logistics Holdings Co. Ltd. (b)	1,662,000	16,102
CSX Corp.	683,480	20,853
Daqin Railway Co. Ltd. (A Shares)	26,000,000	26,016
Hamakyorex Co. Ltd. (b)	1,349,800	25,189
Heartland Express, Inc.	79,177	1,457
Higashi Twenty One Co. Ltd.	269,500	807
Roadrunner Transportation Systems, Inc. (a)(b)	3,431,771	26,081
Sakai Moving Service Co. Ltd. (b)	1,403,000	30,409
Stagecoach Group PLC	1,102,500	2,669
Trancom Co. Ltd. (b)	921,400	53,683
Universal Logistics Holdings I (b)	1,666,345	20,746
		241,674
Trading Companies & Distributors - 0.5%
AddTech AB (B Shares)	1,327,600	18,888
AerCap Holdings NV (a)	297,700	12,238
Goodfellow, Inc. (b)	778,700	5,835
Hanwa Co. Ltd.	580,000	3,556
HERIGE (a)	65,653	1,798
Houston Wire & Cable Co. (b)	1,125,800	6,023
KS Energy Services Ltd. (a)	14,189,600	836
Lumax International Corp. Ltd.	1,892,000	3,006
Meiwa Corp.	1,616,600	5,087
Mitani Shoji Co. Ltd.	777,700	23,212
MRC Global, Inc. (a)	1,290,401	19,021
Otec Corp.	134,000	1,163
Parker Corp. (b)	2,392,000	8,553
Richelieu Hardware Ltd. (c)	937,000	18,016
Senshu Electric Co. Ltd. (b)	964,000	14,910
Strongco Corp. (a)(b)	915,088	1,051
Tanaka Co. Ltd.	39,300	257
TECHNO ASSOCIE Co. Ltd.	274,700	2,488
Titan Machinery, Inc. (a)	1,034,404	9,610
Totech Corp. (b)	997,600	11,986
Univar, Inc. (a)	1,000,000	22,250
Willis Lease Finance Corp. (a)	17,852	475
		190,259
Transportation Infrastructure - 0.1%
Isewan Terminal Service Co. Ltd. (b)	1,392,400	9,042
Meiko Transportation Co. Ltd.	893,000	8,302
Sinwa Ltd. (b)	21,972,700	4,185
		21,529

TOTAL INDUSTRIALS		3,244,143

INFORMATION TECHNOLOGY - 17.3%
Communications Equipment - 0.2%
Bel Fuse, Inc. Class A	189,200	3,670
Black Box Corp. (b)	1,603,800	18,444
Cisco Systems, Inc.	500,000	15,340
ClearOne, Inc.	200,000	2,170
CommScope Holding Co., Inc. (a)	275,700	8,423
Juniper Networks, Inc.	169,390	4,462
Tessco Technologies, Inc. (b)	478,407	5,573
		58,082
Electronic Equipment & Components - 4.5%
A&D Co. Ltd.	912,200	3,871
AAC Technology Holdings, Inc.	366,500	3,497
Beijer Electronics AB	115,400	501
Cardtronics PLC	351,900	17,595
CDW Corp.	857,800	38,524
Dell Technologies, Inc. (a)	49,859	2,448
DigiTech Systems Co., Ltd. (a)	725,000	0
Dynapack International Technology Corp.	3,200,000	4,192
Elec & Eltek International Co. Ltd.	1,606,400	1,365
Elematec Corp. (b)	1,272,000	21,530
Excel Co. Ltd. (b)	812,100	10,888
FLIR Systems, Inc.	250,000	8,230
Hi-P International Ltd.	18,810,500	6,490
Hon Hai Precision Industry Co. Ltd. (Foxconn)	182,476,140	493,687
IDIS Holdings Co. Ltd. (b)	800,000	10,387
Image Sensing Systems, Inc. (a)(c)	69,400	253
Insight Enterprises, Inc. (a)	958,100	27,584
Intelligent Digital Integrated Security Co. Ltd. (b)	900,010	8,420
INTOPS Co. Ltd. (b)	859,900	15,187
Isra Vision AG (b)	391,000	45,497
Jabil Circuit, Inc.	325,000	6,936
Keysight Technologies, Inc. (a)	4,200,000	137,760
Kingboard Chemical Holdings Ltd. (b)	84,399,000	249,751
Kingboard Laminates Holdings Ltd.	8,033,500	7,209
Mesa Laboratories, Inc. (b)	271,200	34,236
Muramoto Electronic Thailand PCL (For. Reg.) (b)	1,373,000	8,935
Nippo Ltd. (a)(b)	793,700	1,839
Pinnacle Technology Holdings Ltd.	8,369,600	11,111
Redington India Ltd.	14,700,000	23,150
ScanSource, Inc. (a)(b)	2,214,700	77,515
Shibaura Electronics Co. Ltd. (b)	694,200	12,849
Sigmatron International, Inc. (a)(b)	256,800	1,348
Simplo Technology Co. Ltd.	10,500,000	32,471
SYNNEX Corp. (b)	3,032,700	310,973
Tomen Devices Corp. (b)	607,000	11,293
Tripod Technology Corp.	600,000	1,422
TTM Technologies, Inc. (a)	1,219,933	16,042
UKC Holdings Corp. (b)	1,401,200	23,489
Universal Security Instruments, Inc. (a)	36,700	123
VST Holdings Ltd. (b)	129,897,800	38,020
Wireless Telecom Group, Inc. (a)	546,000	830
		1,727,448
Internet Software & Services - 0.2%
E-Credible Co. Ltd.	60,000	648
eBay, Inc. (a)	1,081,200	30,825
Gabia, Inc. (b)	975,000	5,200
Liquidity Services, Inc. (a)	300,000	2,655
Melbourne IT Ltd.	798,091	1,184
NetGem SA	915,400	1,849
Rackspace Hosting, Inc. (a)	257,300	8,218
Rentabiliweb Group SA (a)	82,400	556
Softbank Technology Corp. (c)	138,400	4,434
Stamps.com, Inc. (a)	274,779	26,805
Yahoo! Japan Corp.	2,992,800	11,501
		93,875
IT Services - 4.7%
ALTEN	711,400	50,847
Amdocs Ltd.	7,090,000	414,411
Argo Graphics, Inc.	424,000	8,523
Blackhawk Network Holdings, Inc. (a)	2,438,986	84,023
Calian Technologies Ltd. (b)	694,900	13,004
CGI Group, Inc. Class A (sub. vtg.) (a)	99,300	4,717
Computer Sciences Corp.	260,000	14,157
Computer Services, Inc.	278,200	10,572
Convergys Corp.	269,100	7,858
CSE Global Ltd. (b)	43,815,700	12,912
CSRA, Inc.	4,478,658	112,370
Data#3 Ltd.	3,020,802	3,631
Dimerco Data System Corp.	510,000	492
eClerx Services Ltd.	1,850,000	42,103
Econocom Group SA	654,568	9,740
EOH Holdings Ltd.	7,124,800	84,491
Estore Corp.	305,800	3,033
EVERTEC, Inc.	1,698,400	25,731
ExlService Holdings, Inc. (a)	192,206	8,463
First Data Corp. Class A (a)	642,900	8,994
Genpact Ltd. (a)	426,800	9,812
HIQ International AB	573,961	3,574
Indra Sistemas (a)(b)(c)	14,110,000	174,796
Know IT AB (b)	1,541,300	13,780
Leidos Holdings, Inc.	690,200	28,692
Luxoft Holding, Inc. (a)	98,700	5,231
ManTech International Corp. Class A	150,000	5,825
Mastek Ltd.	1,100,000	2,446
MoneyGram International, Inc. (a)	100,000	701
NCI, Inc. Class A	690,200	8,110
Net 1 UEPS Technologies, Inc. (a)	496,100	5,095
Neustar, Inc. Class A (a)(c)	1,231,000	27,636
Nice Information & Telecom, Inc.	53,000	1,696
Perficient, Inc. (a)	488,800	9,097
Rolta India Ltd. (a)	2,699,942	2,544
Science Applications International Corp.	268,200	18,482
Societe Pour L'Informatique Industrielle SA (b)	1,785,000	29,392
Softcreate Co. Ltd.	648,400	7,141
The Western Union Co.	19,626,000	393,894
TravelSky Technology Ltd. (H Shares)	1,884,000	4,028
Vantiv, Inc. (a)	340,000	19,842
Wipro Ltd. sponsored ADR (c)	99,800	965
Xerox Corp.	8,877,200	86,730
		1,779,581
Semiconductors & Semiconductor Equipment - 0.7%
Axell Corp. (b)	823,800	6,473
Lasertec Corp.	457,700	8,895
Leeno Industrial, Inc.	600,000	22,557
Melexis NV (b)	2,650,000	173,699
Micron Technology, Inc. (a)	498,800	8,559
Miraial Co. Ltd.	193,500	1,378
ON Semiconductor Corp. (a)	901,100	10,516
Phison Electronics Corp.	1,900,000	13,499
Powertech Technology, Inc.	9,000,000	25,720
Trio-Tech International (a)(b)	247,200	806
Varitronix International Ltd.	7,781,000	3,160
		275,262
Software - 3.4%
Activision Blizzard, Inc.	295,832	12,771
AdaptIT Holdings Ltd.	2,831,700	3,478
ANSYS, Inc. (a)(b)	4,462,600	407,659
Aspen Technology, Inc. (a)	142,200	7,002
AVG Technologies NV (a)	504,100	12,628
Ebix, Inc. (b)(c)	2,810,000	157,360
ICT Automatisering NV (b)	700,056	7,915
IGE + XAO SA	35,672	3,133
InfoVine Co. Ltd. (b)	175,000	3,978
init innovation in traffic systems AG (c)	84,797	1,452
Jorudan Co. Ltd. (b)	468,600	3,249
KPIT Cummins Infosystems Ltd.	9,000,000	19,334
KSK Co., Ltd. (b)	572,300	5,714
Majesco Ltd. (a)	579,994	3,788
NIIT Technologies Ltd.	1,900,000	11,588
Nuance Communications, Inc. (a)	637,340	8,936
Nucleus Software Exports Ltd. (a)(b)	2,200,000	7,144
Oracle Corp.	12,603,620	484,231
Pegasystems, Inc.	292,500	9,038
Pro-Ship, Inc.	271,900	3,842
RealPage, Inc. (a)	618,100	16,812
Reckon Ltd.	94,674	114
RS Software (India) Ltd. (a)	600,000	630
Software AG (Bearer)	1,057,500	38,425
Sword Group	450,517	13,506
Synopsys, Inc. (a)	300,000	17,793
Vitec Software Group AB	900,000	6,975
Zensar Technologies Ltd.	800,000	11,022
		1,279,517
Technology Hardware, Storage & Peripherals - 3.6%
Compal Electronics, Inc.	72,000,000	42,933
Hewlett Packard Enterprise Co.	5,876,000	132,034
HP, Inc.	7,946,500	115,145
Japan Digital Laboratory Co.	24,800	386
Lexmark International, Inc. Class A	2,100,000	83,349
Seagate Technology LLC (b)	27,284,700	936,138
Super Micro Computer, Inc. (a)	1,742,900	41,307
TPV Technology Ltd.	74,970,000	14,307
		1,365,599

TOTAL INFORMATION TECHNOLOGY		6,579,364

MATERIALS - 3.1%
Chemicals - 2.1%
C. Uyemura & Co. Ltd.	413,400	19,257
Chase Corp. (b)	811,700	55,480
Core Molding Technologies, Inc. (a)(b)	650,000	11,323
Deepak Fertilisers and Petrochemicals Corp. Ltd. (b)	7,569,000	24,923
Deepak Nitrite Ltd. (a)	4,793,400	8,012
EcoGreen International Group Ltd. (b)	53,994,080	11,209
FMC Corp.	3,000,000	140,670
Fujikura Kasei Co., Ltd. (b)	2,920,100	17,626
Fuso Chemical Co. Ltd.	1,290,300	27,597
Gujarat Narmada Valley Fertilizers Co. (b)	13,541,878	57,005
Gujarat State Fertilizers & Chemicals Ltd. (a)(b)	31,500,000	44,885
Honshu Chemical Industry Co. Ltd. (b)	849,200	5,814
Huabao International Holdings Ltd. (a)	1,972,000	740
Innospec, Inc.	774,800	46,682
KPC Holdings Corp.	43,478	2,421
KPX Chemical Co. Ltd.	163,083	9,011
KPX Green Chemical Co. Ltd.	369,165	1,356
Miwon Chemicals Co. Ltd.	55,095	3,483
Miwon Commercial Co. Ltd. (a)	13,819	2,815
Muto Seiko Co. Ltd.	267,600	1,028
Nihon Parkerizing Co. Ltd.	595,500	8,234
Nippon Soda Co. Ltd.	1,696,000	7,536
PolyOne Corp.	506,300	14,799
Potash Corp. of Saskatchewan, Inc.	1,845,600	30,010
SK Kaken Co. Ltd.	348,000	36,270
Soda Aromatic Co. Ltd.	268,700	1,642
Soken Chemical & Engineer Co. Ltd. (b)	718,400	7,672
T&K Toka Co. Ltd. (b)	1,464,500	13,895
Thai Carbon Black PCL (For. Reg.) (a)	12,358,000	8,641
Thai Rayon PCL:
unit	92,300	122
(For. Reg.)	2,929,200	3,887
UPL Ltd. (a)	1,000,000	10,461
Victrex PLC	9,876	212
Yara International ASA	4,489,300	158,657
Yip's Chemical Holdings Ltd.	27,672,000	11,311
		804,686
Construction Materials - 0.1%
Brampton Brick Ltd. Class A (sub. vtg.) (a)	724,400	4,834
Mitani Sekisan Co. Ltd. (b)	1,664,400	41,646
		46,480
Containers & Packaging - 0.5%
AMVIG Holdings Ltd.	3,740,000	1,263
Ball Corp.	223,778	17,247
Berry Plastics Group, Inc. (a)	245,000	10,719
Chuoh Pack Industry Co. Ltd. (b)	455,000	4,577
Kohsoku Corp. (b)	1,871,900	18,760
Samhwa Crown & Closure Co. Ltd.	50,000	1,928
Sealed Air Corp.	240,000	10,951
Silgan Holdings, Inc.	803,300	40,928
Sonoco Products Co.	343,433	17,271
The Pack Corp. (b)	1,681,100	45,702
		169,346
Metals & Mining - 0.3%
Alconix Corp. (b)	1,140,700	15,109
Blue Earth Refineries, Inc. (a)	255,309	0
Chubu Steel Plate Co. Ltd.	446,300	2,260
Compania de Minas Buenaventura SA sponsored ADR	2,430,300	32,299
Freeport-McMoRan, Inc.	459,475	5,137
Handy & Harman Ltd. (a)	136,150	2,607
Hill & Smith Holdings PLC	1,750,000	21,506
Orosur Mining, Inc. (a)	3,203,900	717
Orvana Minerals Corp. (a)	823,856	135
Pacific Metals Co. Ltd. (a)	4,105,000	12,369
Tohoku Steel Co. Ltd. (b)	674,100	7,720
Tokyo Tekko Co. Ltd. (b)	4,105,000	17,889
Universal Stainless & Alloy Products, Inc. (a)	89,800	943
Webco Industries, Inc. (a)	8,224	493
		119,184
Paper & Forest Products - 0.1%
Cardinal Co. Ltd.	99,100	586
Stella-Jones, Inc. (a)	600,000	21,293
		21,879

TOTAL MATERIALS		1,161,575

REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.2%
CareTrust (REIT), Inc.	500,000	7,040
CBL & Associates Properties, Inc.	1,100,000	11,770
NorthStar Realty Finance Corp.	335,900	4,877
Nsi NV	71,821	281
Piedmont Office Realty Trust, Inc. Class A	340,000	6,963
VEREIT, Inc.	3,600,000	33,840
WP Glimcher, Inc.	67,400	707
		65,478
Real Estate Management & Development - 0.6%
Anabuki Kosan, Inc.	462,500	1,107
CBRE Group, Inc. (a)	340,000	8,758
Century21 Real Estate Japan Ltd. (c)	104,700	1,315
Devine Ltd. (a)	1,896,666	649
Leopalace21 Corp.	5,814,500	37,924
LSL Property Services PLC	3,682,838	8,768
Open House Co. Ltd.	297,700	6,311
Relo Holdings Corp. (b)	949,300	157,055
Selvaag Bolig ASA	2,584,800	12,607
Sumitomo Real Estate Sales Co. Ltd.	149,700	3,397
Tejon Ranch Co. (a)	353,800	7,904
		245,795

TOTAL REAL ESTATE		311,273

TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
APT Satellite Holdings Ltd.	1,390,000	914
Asia Satellite Telecommunications Holdings Ltd.	948,000	1,283
		2,197
UTILITIES - 0.5%
Electric Utilities - 0.1%
Exelon Corp.	1,596,200	54,383
Gas Utilities - 0.2%
Busan City Gas Co. Ltd.	13,931	418
GAIL India Ltd.	3,500,000	22,740
Hokuriku Gas Co.	164,700	4,119
K&O Energy Group, Inc.	578,600	8,320
Keiyo Gas Co. Ltd.	597,000	2,630
KyungDong City Gas Co. Ltd.	153,670	9,096
South Jersey Industries, Inc.	271,175	8,040
Star Gas Partners LP	1,000,000	9,500
		64,863
Independent Power and Renewable Electricity Producers - 0.1%
Mega First Corp. Bhd (b)	32,700,045	18,006
Mega First Corp. Bhd warrants 4/8/20 (a)	4,315,390	710
		18,716
Multi-Utilities - 0.1%
CMS Energy Corp.	695,980	29,336
Water Utilities - 0.0%
Manila Water Co., Inc.	6,052,600	3,781

TOTAL UTILITIES		171,079

TOTAL COMMON STOCKS
(Cost $18,889,511)		34,057,753

Nonconvertible Preferred Stocks - 0.0%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Nam Yang Dairy Products	4,917	984
MATERIALS - 0.0%
Construction Materials - 0.0%
Buzzi Unicem SpA (Risparmio Shares)	1,758,979	17,958
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $15,387)		18,942
	Principal Amount (000s)	Value (000s)

Nonconvertible Bonds - 0.0%
ENERGY - 0.0%
Oil, Gas& Consumable Fuels - 0.0%
Centrus Energy Corp. 8% 9/30/19 pay-in-kind (Cost $19,756)	13,684	6,026
	Shares	Value (000s)

Money Market Funds - 11.1%
Fidelity Cash Central Fund, 0.41% (d)	3,920,235,851	3,921,412
Fidelity Securities Lending Cash Central Fund 0.48% (d)(e)	296,188,280	296,248
TOTAL MONEY MARKET FUNDS
(Cost $4,216,447)		4,217,660
TOTAL INVESTMENT PORTFOLIO - 100.6%
(Cost $23,141,101)		38,300,381
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(225,924)
NET ASSETS - 100%		$38,074,457

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Affiliated company

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$4,524
Fidelity Securities Lending Cash Central Fund	3,701
Total	$8,225

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aalberts Industries NV	$280,615	$--	$689	$--	$266,357
Abbey PLC	27,009	--	65	171	27,506
Abercrombie & Fitch Co. Class A	111,229	--	203	1,074	78,280
Accell Group NV	55,294	--	446	--	52,833
AECOM	276,570	3,609	3,552	--	217,416
Air T, Inc.	4,609	--	10	--	3,593
AJIS Co. Ltd.	28,027	--	61	--	22,671
Alconix Corp.	15,908	--	38	225	15,109
Almost Family, Inc.	32,103	--	70	--	31,592
Alps Logistics Co. Ltd.	17,736	--	42	248	17,662
ANSYS, Inc.	399,734	--	991	--	407,659
Arctic Cat, Inc.	17,363	--	42	--	16,633
Ark Restaurants Corp.	4,594	--	11	50	4,069
Arts Optical International Holdings Ltd.	12,370	--	1,162	133	10,822
ASL Marine Holdings Ltd.	5,316	--	9	--	2,631
Assurant, Inc.	352,793	--	4,568	2,125	338,184
ASTI Corp.	2,051	--	7	--	3,082
Atlas Air Worldwide Holdings, Inc.	72,657	487	171	--	70,752
Atwood Oceanics, Inc.	67,818	249	132	--	48,588
Axell Corp.	5,716	--	14	--	6,473
Axis Capital Holdings Ltd.	363,338	--	9,659	2,233	362,546
AZZ, Inc.	83,311	--	209	228	71,291
Barratt Developments PLC	451,627	--	1,193	23,387	432,122
Bel Fuse, Inc. Class A	3,309	--	99	12	--
Belc Co. Ltd.	74,524	--	167	452	73,861
Belluna Co. Ltd.	59,870	--	137	518	61,802
Best Buy Co., Inc.	1,013,053	--	149,765	8,204	1,017,497
Black Box Corp.	21,944	--	53	193	18,444
BMTC Group, Inc.	44,380	--	342	347	43,426
Calian Technologies Ltd.	12,538	--	30	129	13,004
Carbo Ceramics, Inc.	29,891	--	56	--	12,900
Chase Corp.	49,296	--	131	--	55,480
Chilled & Frozen Logistics Holdings Co. Ltd.	17,074	--	36	149	16,102
Chuoh Pack Industry Co. Ltd.	4,728	--	11	82	4,577
Cinderella Media Group Ltd.	4,868	--	15	--	5,388
Civeo Corp.	14,344	--	29	--	11,803
Clip Corp.	2,635	--	6	--	2,572
Codorus Valley Bancorp, Inc.	13,291	--	33	81	13,719
Contango Oil & Gas Co.	18,778	--	50	--	15,892
Core Molding Technologies, Inc.	11,084	--	848	--	11,323
Cosmos Pharmaceutical Corp.	288,551	--	3,200	--	296,632
Create SD Holdings Co. Ltd.	145,712	--	342	--	125,096
CSE Global Ltd.	14,906	--	32	406	12,912
Daewon Pharmaceutical Co. Ltd.	34,676	--	--	--	25,795
Daiichi Kensetsu Corp.	19,901	--	48	--	19,529
DCC PLC (United Kingdom)	624,867	--	23,563	--	548,623
Deepak Fertilisers and Petrochemicals Corp. Ltd.	18,663	--	--	--	24,923
DongKook Pharmaceutical Co. Ltd.	37,160	--	--	--	28,629
DVx, Inc.	8,067	--	23	--	10,877
Ebix, Inc.	153,226	--	3,562	212	157,360
EcoGreen International Group Ltd.	10,325	--	27	97	11,209
Elematec Corp.	28,328	--	58	124	21,530
EOH Holdings Ltd.	72,904	--	208	--	--
Essendant, Inc.	41,363	--	101	289	31,608
Excel Co. Ltd.	10,832	--	24	124	10,888
Farstad Shipping ASA	3,213	--	6	--	2,326
Ff Group	107,213	2,053	263	--	106,337
First Juken Co. Ltd.	18,267	--	47	245	19,936
Food Empire Holdings Ltd.	12,087	--	25	--	10,104
Fossil Group, Inc.	144,576	117	303	--	124,581
Fresh Del Monte Produce, Inc.	299,600	--	1,916	791	316,083
Fuji Kosan Co. Ltd.	2,866	--	6	--	2,789
Fujikura Kasei Co., Ltd.	17,183	--	42	183	17,626
Fursys, Inc.	28,855	--	--	--	28,199
Fyffes PLC (Ireland)	44,248	--	104	268	43,343
Gabia, Inc.	5,345	--	--	--	5,200
GameStop Corp. Class A	293,285	9,205	646	3,506	235,365
Genky Stores, Inc.	13,359	--	36	--	23,283
Geospace Technologies Corp.	20,470	--	58	--	22,809
Geumhwa PSC Co. Ltd.	12,187	307	--	--	11,709
GNC Holdings, Inc.	98,942	12,201	17,040	800	64,598
Goodfellow, Inc.	6,846	--	17	--	5,835
Guess?, Inc.	110,594	--	262	1,690	101,187
Gujarat Narmada Valley Fertilizers Co.	31,358	--	--	404	57,005
Gujarat State Fertilizers & Chemicals Ltd.	33,010	--	--	1,037	44,885
Halows Co. Ltd.	27,422	--	73	124	31,127
Hamakyorex Co. Ltd.	24,611	--	58	242	25,189
Hampshire Group Ltd.	12	--	--	--	10
Handsome Co. Ltd.	74,379	--	--	--	75,431
Hanger, Inc.	29,120	--	55	--	21,619
Helen of Troy Ltd.	242,740	--	500	--	198,135
Hiday Hidaka Corp.	48,144	--	111	308	48,254
Honshu Chemical Industry Co. Ltd.	5,713	--	13	76	5,814
Hoshiiryou Sanki Co. Ltd.	10,919	--	28	58	11,541
Houston Wire & Cable Co.	6,545	--	17	34	6,023
Hurco Companies, Inc.	13,824	--	34	47	13,569
Hwacheon Machine Tool Co. Ltd.	9,871	--	--	--	9,652
Hyster-Yale Materials Handling Class A	14,289	--	30	66	13,010
Hyster-Yale Materials Handling Class B	19,775	--	--	91	18,045
I-Sheng Electric Wire & Cable Co. Ltd.	15,341	--	--	5	17,464
IA Group Corp.	5,226	--	207	81	4,485
ICT Automatisering NV	8,959	--	635	--	7,915
IDIS Holdings Co. Ltd.	11,718	--	--	--	10,387
Ihara Science Corp.	8,622	--	21	--	9,061
Indra Sistemas	171,608	--	577	--	174,796
InfoVine Co. Ltd.	4,207	--	--	--	3,978
Intage Holdings, Inc.	28,744	--	72	--	32,310
Intelligent Digital Integrated Security Co. Ltd.	10,555	--	--	--	8,420
INTOPS Co. Ltd.	15,416	--	--	--	15,187
INZI Controls Co. Ltd.	8,474	--	--	--	6,641
Isewan Terminal Service Co. Ltd.	9,100	--	22	137	9,042
Isra Vision AG	35,314	--	100	--	45,497
Jaya Holdings Ltd.	1,121	--	2	617	754
JLM Couture, Inc.	563	--	1	--	509
Jorudan Co. Ltd.	3,328	--	8	55	3,249
Jumbo SA	127,943	--	322	--	153,545
Kingboard Chemical Holdings Ltd.	182,540	--	615	3,272	249,751
Know IT AB	13,677	--	35	--	13,780
Kohsoku Corp.	16,596	--	43	226	18,760
Kondotec, Inc.	12,597	--	30	174	12,900
Korea Electric Terminal Co. Ltd.	55,230	--	--	--	43,759
KSK Co., Ltd.	5,892	--	14	--	5,714
Kwang Dong Pharmaceutical Co. Ltd.	26,493	--	--	--	22,415
Kyeryong Construction Industrial Co. Ltd.	7,674	--	--	--	8,935
Kyoto Kimono Yuzen Co. Ltd.	7,517	--	1,750	75	--
LCNB Corp.	12,258	--	116	111	11,775
LHC Group, Inc.	49,216	--	96	--	37,176
Maruzen Co. Ltd.	16,271	--	40	152	17,500
Mastek Ltd.	2,396	--	178	--	--
Mega First Corp. Bhd	14,781	--	--	158	18,006
Melexis NV	177,059	--	3,225	3,189	173,699
Mesa Laboratories, Inc.	31,428	--	69	43	34,236
Metro, Inc. Class A (sub. vtg.)	1,005,281	--	7,716	4,941	847,511
Michang Oil Industrial Co. Ltd.	14,143	--	--	--	13,380
Miroku Corp.	2,212	--	5	26	1,985
Mitani Sekisan Co. Ltd.	34,093	--	91	127	41,646
Mitie Group PLC	64,987	--	116	--	50,775
Motonic Corp.	27,044	--	--	--	26,227
Mr. Bricolage SA	13,237	--	33	--	13,435
Muhak Co. Ltd.	59,618	--	--	--	55,679
Murakami Corp.	12,838	--	34	98	14,686
Muramoto Electronic Thailand PCL (For. Reg.)	8,851	--	22	--	8,935
Nac Co. Ltd.	9,478	--	23	190	9,416
Nadex Co. Ltd.	4,108	--	10	59	4,045
Nafco Co. Ltd.	33,322	--	80	355	33,748
Nakayamafuku Co. Ltd.	8,398	--	20	--	8,023
ND Software Co. Ltd.	10,531	--	26	87	10,492
Next PLC	960,887	--	16,781	--	836,488
NICE Total Cash Management Co., Ltd.	8,303	--	--	--	6,708
Nippo Ltd.	1,768	--	4	--	1,839
Norwood Financial Corp.	5,246	--	12	58	--
Nucleus Software Exports Ltd.	6,405	--	--	--	7,144
Nutraceutical International Corp.	26,232	--	75	--	29,396
OFG Bancorp	25,308	--	58	129	25,343
Origin Enterprises PLC	52,849	6,916	150	--	61,456
P&F Industries, Inc. Class A	3,150	--	7	17	2,723
Parker Corp.	7,322	--	21	75	8,553
Piolax, Inc.	45,328	--	131	320	56,687
Prim SA	14,833	--	35	--	14,121
Qol Co. Ltd.	27,774	964	69	215	31,525
Relo Holdings Corp.	157,507	--	9,649	--	157,055
RenaissanceRe Holdings Ltd.	325,965	--	1,223	859	343,475
Roadrunner Transportation Systems, Inc.	21,448	4,974	64	--	26,081
Rocky Mountain Chocolate Factory, Inc.	4,457	--	10	50	4,275
S&T Holdings Co. Ltd.	14,556	--	--	--	11,270
Sakai Moving Service Co. Ltd.	34,221	--	86	189	30,409
Samsung Climate Control Co. Ltd.	4,560	--	--	--	4,918
Sanei Architecture Planning Co. Ltd.	14,043	--	36	381	23,178
Sarantis SA	21,370	--	57	--	23,774
ScanSource, Inc.	91,087	--	193	--	77,515
Seagate Technology LLC	877,660	--	4,377	17,231	936,138
Select Harvests Ltd.	27,700	--	50	906	22,245
Senshu Electric Co. Ltd.	15,380	--	37	165	14,910
Servotronics, Inc.	1,320	--	4	--	1,588
Sewon Precision Industries Co. Ltd.	8,290	--	--	38	8,284
Shibaura Electronics Co. Ltd.	11,774	--	31	--	12,849
ShoLodge, Inc.	--	--	--	--	--
Sigmatron International, Inc.	1,501	--	3	--	1,348
Sinwa Ltd.	4,271	--	10	--	4,185
SJM Co. Ltd.	8,445	--	--	--	6,893
SJM Holdings Co. Ltd.	6,768	--	--	--	6,247
Societe Pour L'Informatique Industrielle SA	25,005	--	71	153	29,392
Soken Chemical & Engineer Co. Ltd.	6,538	--	16	--	7,672
Span-America Medical System, Inc.	4,705	--	11	43	4,878
SPK Corp.	5,479	140	14	76	5,646
Sportscene Group, Inc. Class A	1,316	--	3	--	1,438
Step Co. Ltd.	12,446	--	32	165	13,840
Sterling Construction Co., Inc.	12,194	--	39	--	15,217
Strattec Security Corp.	7,047	1,485	14	22	7,100
Strongco Corp.	1,173	--	2	--	1,051
Sun Hing Vision Group Holdings Ltd.	7,647	--	18	470	7,686
Sunjin Co. Ltd.	20,180	--	--	--	18,709
Sword Group	13,332	--	1,480	--	--
SYNNEX Corp.	307,461	--	2,803	758	310,973
T&K Toka Co. Ltd.	13,161	--	33	112	13,895
Techno Smart Corp.	3,363	--	10	52	5,266
Tessco Technologies, Inc.	6,533	--	94	97	5,573
The Buckle, Inc.	132,461	4,275	4,912	1,213	101,123
The Pack Corp.	46,476	--	108	--	45,702
Tocalo Co. Ltd.	16,802	--	44	285	19,067
Tohoku Steel Co. Ltd.	6,546	--	17	60	7,720
Token Corp.	57,849	--	127	--	49,953
Tokyo Kisen Co. Ltd.	5,555	--	12	--	5,407
Tokyo Tekko Co. Ltd.	15,150	--	40	74	17,889
Tomen Devices Corp.	10,840	--	28	--	11,293
Total Energy Services, Inc.	21,762	--	61	86	20,961
Totech Corp.	11,171	395	27	124	11,986
TOW Co. Ltd.	11,751	--	30	--	12,546
Trancom Co. Ltd.	59,491	--	138	322	53,683
Trio-Tech International	875	--	2	--	806
Triple-S Management Corp.	49,208	--	103	--	40,853
Tsukui Corp.	28,721	--	60	122	23,844
UKC Holdings Corp.	22,097	--	56	377	23,489
Uni-Select, Inc.	53,667	--	129	121	49,382
Unit Corp.	58,338	--	206	--	79,756
Universal Logistics Holdings I	24,741	251	118	116	20,746
Unum Group	576,028	--	18,804	3,340	591,180
Utah Medical Products, Inc.	24,740	--	54	99	23,573
VSE Corp.	27,966	40	71	--	25,359
VST Holdings Ltd.	31,048	--	91	--	38,020
Watts Co. Ltd.	12,358	--	31	165	13,098
Weight Watchers International, Inc.	52,032	--	107	--	44,728
Whanin Pharmaceutical Co. Ltd.	25,398	--	--	--	22,339
WIN-Partners Co. Ltd.	20,281	--	53	--	22,935
Workman Co. Ltd.	80,055	--	173	--	75,513
Youngone Holdings Co. Ltd.	48,445	--	--	--	44,801
Yusen Logistics Co. Ltd.	34,365	--	73	252	31,788
Yutaka Giken Co. Ltd.	26,673	--	63	356	26,552
Zumiez, Inc.	32,011	--	19,464	--	--
Total	$14,739,958	$47,668	$327,399	$95,134	$14,046,568

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$9,211,785	$9,211,270	$--	$515
Consumer Staples	3,365,279	3,323,032	30,086	12,161
Energy	1,077,296	962,649	114,647	--
Financials	4,410,224	4,187,329	222,014	881
Health Care	4,524,522	4,524,522	--	--
Industrials	3,244,143	3,235,451	8,692	--
Information Technology	6,579,364	6,579,364	--	--
Materials	1,179,533	1,179,040	--	493
Real Estate	311,273	311,273	--	--
Telecommunication Services	2,197	2,197	--	--
Utilities	171,079	171,079	--	--
Corporate Bonds	6,026	--	6,026	--
Money Market Funds	4,217,660	4,217,660	--	--
Total Investments in Securities:	$38,300,381	$37,904,866	$381,465	$14,050

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At October 31, 2016, the cost of investment securities for income tax purposes was $23,350,837,000. Net unrealized appreciation aggregated $14,949,544,000, of which $17,457,877,000 related to appreciated investment securities and $2,508,333,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Puritan Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	December 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	December 29, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	December 29, 2016